UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds,
              Inc. Master Small Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

                                Merrill Lynch
                                Small Cap Index Fund
                                Of Merrill Lynch Index Funds, Inc.

Semi-Annual Report
June 30, 2005

Merrill Lynch Small Cap Index Fund

Officers and Directors/Trustees

Robert C. Doll, Jr., President and Director/Trustee
Donald W. Burton, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
John Francis O'Brien, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Donald C. Burke, Vice President and Treasurer
Vincent J. Costa, Vice President and Co-Portfolio Manager
Debra L. Jelilian, Vice President and Co-Portfolio Manager
Jeffrey L. Russo, Vice President and Co-Portfolio Manager
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2             MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

A Letter From the President

Dear Shareholder

The financial markets continued to face a number of crosscurrents over the past several months. On June 30, 2005, the Federal Reserve Board (the Fed) increased the federal funds rate for the ninth consecutive time since June 2004, bringing the target short-term interest rate to 3.25%. During the same week, first quarter 2005 U.S. gross domestic product growth was revised upward to 3.8% -- behind the 4.4% annualized growth rate recorded for all of 2004 but ahead of many economists' expectations. Signs of a slowing economy, coupled with easing inflationary fears, have prompted some observers to believe that the Fed may soon end its monetary tightening campaign.

After ending 2004 in a strong rally, U.S. equity markets have struggled to record meaningful gains in 2005. Continued high oil prices and Fed interest rate hikes have exerted downward pressure on stocks. Offsetting this somewhat have been surprisingly strong corporate earnings and lower long-term bond yields. Outside U.S. borders, results have been mixed. Several European markets have been performing well despite ongoing economic problems. In Asia, many markets have benefited from higher economic growth rates and relatively attractive valuations, although Japanese stocks have struggled as a result of slowing exports and high oil prices.

In the bond markets, the yield curve flattening "conundrum" continued. As short-term yields increased in concert with Fed interest rate hikes, yields on longer-term bonds declined (as their prices, which move opposite yields, increased). Over the past year, the two-year Treasury yield rose 96 basis points (.96%) while the 10-year Treasury yield declined 68 basis points. At period-end, the spread between the two-year and 10-year Treasury yields was just 28 basis points.

Amid these conditions, the major market benchmarks posted six-month and 12-month returns as follows:

Total Returns as of June 30, 2005                                6-month     12-month
=====================================================================================
U.S. equities (Standard & Poor's 500 Index)                       -0.81%      + 6.32%
-------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                      -1.25%      + 9.45%
-------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)   -1.17%      +13.65%
-------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)               +2.51%      + 6.80%
-------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)    +2.89%      + 8.24%
-------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)    +0.77%      +10.10%
-------------------------------------------------------------------------------------

Entering the second half of 2005, we expect more of the same type of "muddle through" environment that has befallen financial markets in the first half of the year. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                Sincerely,


                                /s/ Robert C. Doll, Jr.

                                Robert C. Doll, Jr.
                                President and Director/Trustee


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005            3

A Discussion With Your Fund's Portfolio Managers

      The Fund was able to meet its objective of closely tracking the performance of the Russell 2000 Index for the current reporting period.

How did the Fund perform during the six-month period?

For the six-month period ended June 30, 2005, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of -1.56% and -1.35%, respectively. For the same period, the Fund's benchmark, the Russell 2000 Index, returned -1.25%. (Complete performance information can be found on page 6 of this report to shareholders.)

As the returns indicate, the Fund met its objective of closely tracking the performance of the Russell 2000 Index, a market-weighted index composed of approximately 2,000 common stocks issued by small capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 Index fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

As an index fund, the portfolio mirrors the composition of the Russell 2000 Index, a common measure of U.S. market performance for small cap stocks. What developments affected the market for small cap stocks during the period?

After a sharp rally in the fourth quarter of 2004, the market began 2005 in negative territory, with cyclical and small- capitalization stocks performing the worst. January was characterized by mixed economic data, increasing interest rates, disappointing corporate earnings reports and climbing oil prices. The stock market reversed course in February, even as new data showed a continued slowdown in productivity growth and oil prices continued to climb. In March, the market resumed its downward slide, still pressured by many of the same factors that depressed stock valuations in January.

April began on the heels of disappointing economic reports, with the data indicating a slowdown in retail sales, payrolls, and consumer and business sentiment. For most of the month, equity markets were dogged by continuing inflation concerns -- especially about the rising price of oil, which surpassed $57 per barrel during the month. April closed with the announcement of a particularly large jump in inflation for March -- one more factor that worried investors. Despite concerns about economic deceleration, slowing corporate profit growth and continued high oil prices, first-quarter corporate earnings reports remained strong and the market rebounded in May. June, however, brought a slowdown in the equity market once again, as investors continued to worry about the potential for economic deceleration. In addition, oil continued to pressure stock valuations, with the price per barrel climbing to a record high of $60 and beyond.

For the full six-month period, small cap value stocks outperformed their small cap growth counterparts, with the Russell 2000 Growth Index returning -3.58% during the period and the Russell 2000 Value Index turning in a small gain of +.90%. Unlike prior periods, in which small cap stocks outperformed larger stocks, large cap stocks were somewhat better performers during the first half of 2005, with the Standard & Poor's 500 Index returning -.81%, compared to the Russell 2000 Index's return of -1.25%.

Interest rates moved considerably during the period as the yield curve flattened dramatically, indicating rising yields on short-term bonds but falling yields on long-term bonds. The Federal Reserve Board (the Fed) continued its "measured" program of monetary tightening by raising the federal funds rate by 25 basis points four times during the past six months. At period-end, the federal funds rate stood at 3.25%, up from 2.25% on January 1, 2005.


4             MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

The U.S. dollar traded at a record low against the euro in December 2004, largely because of worries about the U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the new year on the back of positive U.S. economic data, the Fed's interest rate increases and political turmoil in Europe. By June 30, 2005, the U.S. dollar hit a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Russell 2000 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

On June 24, 2005, the Russell 2000 Index underwent its annual reconstitution. To maintain the Fund's tight tracking to the benchmark, we adjusted the portfolio to be in line with the new benchmark as of the rebalancing's effective date.

How would you characterize market conditions and the Fund's position at the close of the period?

We do not foresee much danger of an economic recession, provided the Fed does not move the federal funds rate above 4% in 2005, which some fear could invert the yield curve. One factor that should help keep the economy from rolling over is the bond price rally at the long end of the Treasury curve (where yields have declined markedly), and the corresponding fall in mortgage rates to early-2004 lows. Another positive is that core inflation has slowed more quickly than anticipated, and pipeline inflation pressures from commodity prices are fast retreating.

Nevertheless, there are also some unexpected negative developments affecting the U.S. economy that will exert downward pressure on growth. Higher energy prices have negative implications for both consumer spending and corporate profit growth. Profit growth may be put under further strain by the U.S. dollar rally that has ensued year-to-date. Through June 30, 2005, the dollar was up almost 12% against major currencies. On balance, we expect economic growth over the next 18 months to be considerably slower than we saw in the 18 months spanning late 2003 and 2004.

Amid these conditions, we believe the portfolio remains positioned to match the risk characteristics of its benchmark.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 13, 2005


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005            5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of .25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                            6-Month          12-Month        Since Inception
As of June 30, 2005                       Total Return     Total Return       Total Return
============================================================================================
ML Small Cap Index Fund Class A Shares*      -1.56%           +8.70%            + 94.96%
--------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*      -1.35            +9.01             + 99.07
--------------------------------------------------------------------------------------------
Russell 2000(R) Index**                      -1.25            +9.45             +104.77
--------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

      Russell 2000 is a registered trademark of the Frank Russell Companies.

Average Annual Total Return

Class A Shares                                                            Return
================================================================================
One Year Ended 6/30/05                                                    +8.70%
--------------------------------------------------------------------------------
Five Years Ended 6/30/05                                                  +5.02
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/05                                       +8.46
--------------------------------------------------------------------------------

Class I Shares                                                            Return
================================================================================
One Year Ended 6/30/05                                                    +9.01%
--------------------------------------------------------------------------------
Five Years Ended 6/30/05                                                  +5.30
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/05                                       +8.73
--------------------------------------------------------------------------------


6             MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2005 and held through June 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                        Expenses Paid
                                                      Beginning          Ending      During the Period*
                                                    Account Value    Account Value   January 1, 2005 to
                                                   January 1, 2005   June 30, 2005      June 30, 2005
=======================================================================================================
Actual
=======================================================================================================
Class A                                                 $1,000         $  984.40           $3.84
-------------------------------------------------------------------------------------------------------
Class I                                                 $1,000         $ 986.50            $2.61
=======================================================================================================
Hypothetical (5% annual return before expenses)**
=======================================================================================================
Class A                                                 $1,000         $1,020.93           $3.91
-------------------------------------------------------------------------------------------------------
Class I                                                 $1,000         $1,024.79           $2.66
-------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.78% for Class A and .53% for Class I), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005            7

Statement of Assets and Liabilities           Merrill Lynch Small Cap Index Fund

As of June 30, 2005
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Small Cap Index Series (the "Series"),
                        at value (identified cost--$102,369,752) .....................                      $ 121,309,703
                       Prepaid expenses and other assets .............................                             11,970
                                                                                                            -------------
                       Total assets ..................................................                        121,321,673
                                                                                                            -------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Administrator ..............................................    $      25,737
                          Distributor ................................................            9,965            35,702
                                                                                          -------------
                       Accrued expenses ..............................................                             18,652
                                                                                                            -------------
                       Total liabilities .............................................                             54,354
                                                                                                            -------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                      $ 121,267,319
                                                                                                            =============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ............................................                      $         354
                       Class I Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ............................................                                519
                       Paid-in capital in excess of par ..............................                        100,438,816
                       Undistributed investment income--net ..........................    $     317,929
                       Undistributed realized capital gain allocated from the
                        Series--net ..................................................        1,569,750
                       Unrealized appreciation allocated from the Series--net ........       18,939,951
                                                                                          -------------
                       Total accumulated earnings--net ...............................                         20,827,630
                                                                                                            -------------
                       Net Assets ....................................................                      $ 121,267,319
                                                                                                            =============
=========================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $49,151,362 and 3,540,533
                        shares outstanding ...........................................                      $       13.88
                                                                                                            =============
                       Class I--Based on net assets of $72,115,957 and 5,185,674
                        shares outstanding ...........................................                      $       13.91
                                                                                                            =============

      See Notes to Financial Statements.


8             MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Statement of Operations                       Merrill Lynch Small Cap Index Fund

For the Six Months Ended June 30, 2005
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends ..................................................                      $     550,532
                          Interest from affiliates ...................................                             42,279
                          Securities lending--net ....................................                             25,922
                          Expenses (net of $22 expense waiver) .......................                            (43,623)
                                                                                                            -------------
                       Total income ..................................................                            575,110
                                                                                                            -------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Administration fees ...........................................    $     169,135
                       Account maintenance fees--Class A .............................           60,279
                       Transfer agent fees ...........................................           35,709
                       Printing and shareholder reports ..............................           31,091
                       Registration fees .............................................           18,244
                       Professional fees .............................................            4,117
                       Directors' fees and expenses ..................................            1,082
                       Other .........................................................            5,909
                                                                                          -------------
                       Total expenses ................................................                            325,566
                                                                                                            -------------
                       Investment income--net ........................................                            249,544
                                                                                                            -------------
=========================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investment income--net .....................................        5,236,833
                          Futures contracts--net .....................................         (214,201)        5,022,632
                                                                                          -------------
                       Change in unrealized appreciation on investments and futures
                        contracts--net ...............................................                         (7,171,465)
                                                                                                            -------------
                       Total realized and unrealized loss--net .......................                         (2,148,833)
                                                                                                            -------------
                       Net Decrease in Net Assets Resulting from Operations ..........                      $  (1,899,289)
                                                                                                            =============

      See Notes to Financial Statements.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005            9

Statements of Changes in Net Assets           Merrill Lynch Small Cap Index Fund

                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2005              2004
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................    $     249,544     $     565,844
                       Realized gain--net ............................................        5,022,632         4,933,608
                       Change in unrealized appreciation--net ........................       (7,171,465)       12,603,818
                                                                                          -------------------------------
                       Net increase (decrease) in net assets resulting from operations       (1,899,289)       18,103,270
                                                                                          -------------------------------
=========================================================================================================================
Dividends to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ....................................................               --          (181,632)
                          Class I ....................................................               --          (345,798)
                                                                                          -------------------------------
                       Net decrease in net assets resulting from dividends to
                        shareholders .................................................               --          (527,430)
                                                                                          -------------------------------
=========================================================================================================================
Capital Share Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from capital
                        share transactions ...........................................       (1,379,537)        5,496,144
                                                                                          -------------------------------
=========================================================================================================================
Redemption Fees
-------------------------------------------------------------------------------------------------------------------------
                       Redemption fees ...............................................              479               103
                                                                                          -------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .......................       (3,278,347)       23,072,087
                       Beginning of period ...........................................      124,545,666       101,473,579
                                                                                          -------------------------------
                       End of period* ................................................    $ 121,267,319     $ 124,545,666
                                                                                          ===============================
                          * Undistributed investment income--net .....................    $     317,929     $      68,385
                                                                                          ===============================

      See Notes to Financial Statements.


10            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Financial Highlights                          Merrill Lynch Small Cap Index Fund

                                                                                           Class A
                                                             ----------------------------------------------------------------------
                                                              For the Six                      For the Year Ended
                                                             Months Ended                          December 31,
The following per share data and ratios have been derived      June 30,      ------------------------------------------------------
from information provided in the financial statements.           2005          2004            2003           2002           2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...    $  14.10        $  12.06        $   8.29       $  10.53       $  10.45
                                                             ----------------------------------------------------------------------
                 Investment income--net* ................         .02             .05             .04            .05            .08
                 Realized and unrealized gain (loss)--net        (.24)**         2.03**          3.76          (2.23)           .08
                                                             ----------------------------------------------------------------------
                 Total from investment operations .......        (.22)           2.08            3.80          (2.18)           .16
                                                             ----------------------------------------------------------------------
                 Less dividends and distributions from
                  investment income--net ................          --            (.04)           (.03)          (.06)          (.08)
                                                             ----------------------------------------------------------------------
                 Net asset value, end of period .........    $  13.88        $  14.10        $  12.06       $   8.29       $  10.53
                                                             ======================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share .....       (1.56%)@        17.29%          45.85%        (20.75%)         1.57%
                                                             ======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver*** .............         .78%+           .81%            .85%           .75%           .75%
                                                             ======================================================================
                 Expenses*** ............................         .78%+           .81%            .88%           .89%           .88%
                                                             ======================================================================
                 Investment income--net .................         .27%+           .38%            .36%           .56%           .78%
                                                             ======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)    $ 49,151        $ 56,522        $ 50,280       $ 34,308       $ 44,505
                                                             ======================================================================
                 Portfolio turnover of the Series .......       20.20%          37.74%          28.57%         39.00%         48.50%
                                                             ======================================================================

*     Based on average shares outstanding.
**    Includes redemption fees, which are less than $.01 per share.
***   Includes the Fund's share of the Series' allocated expenses.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           11

Financial Highlights (concluded)              Merrill Lynch Small Cap Index Fund

                                                                                           Class I
                                                             ----------------------------------------------------------------------
                                                              For the Six                      For the Year Ended
                                                             Months Ended                          December 31,
The following per share data and ratios have been derived      June 30,      ------------------------------------------------------
from information provided in the financial statements.           2005          2004            2003           2002           2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...    $  14.10        $  12.06        $   8.28       $  10.53       $  10.45
                                                             ----------------------------------------------------------------------
                 Investment income--net* ................         .04             .08             .06            .08            .10
                 Realized and unrealized gain (loss)--net        (.23)**         2.04**          3.77          (2.25)           .10
                                                             ----------------------------------------------------------------------
                 Total from investment operations .......        (.19)           2.12            3.83          (2.17)           .20
                                                             ----------------------------------------------------------------------
                 Less dividends and distributions from
                  investment income--net ................          --            (.08)           (.05)          (.08)          (.12)
                                                             ----------------------------------------------------------------------
                 Net asset value, end of period .........    $  13.91        $  14.10        $  12.06       $   8.28       $  10.53
                                                             ======================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share .....       (1.35%)@        17.55%          46.32%        (20.61%)         1.88%
                                                             ======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver*** .............         .53%+           .56%            .60%           .50%           .50%
                                                             ======================================================================
                 Expenses*** ............................         .53%+           .56%            .63%           .64%           .63%
                                                             ======================================================================
                 Investment income--net .................         .54%+           .64%            .61%           .82%          1.02%
                                                             ======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)    $ 72,116        $ 68,024        $ 51,194       $ 30,938       $ 36,317
                                                             ======================================================================
                 Portfolio turnover of the Series .......       20.20%          37.74%          28.57%         39.00%         48.50%
                                                             ======================================================================

*     Based on average shares outstanding.
**    Includes redemption fees, which are less than $.01 per share.
***   Includes the Fund's share of the Series' allocated expenses.
+     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Notes to Financial Statements                 Merrill Lynch Small Cap Index Fund

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2005 was 34.5%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a voluntary arrangement with the Fund under which all expenses incurred by the Fund (excluding account maintenance fees) will not exceed .60%. This arrangement has a one year term and is renewable. The Fund may pay a monthly investment advisory fee at an annual rate of .08% based upon the average daily value of the Fund's net assets. However, the Investment Adviser has entered into a contractual agreement with the Fund pursuant to which the investment advisory fee will not be charged to the Fund so long as the Fund remains invested in the Trust. As a result, the investment advisory fee has not been accrued and will not be payable by the Fund for the period covered by this report.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           13

Notes to Financial Statements (concluded)     Merrill Lynch Small Cap Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS and ML & Co.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(1,379,537) and $5,496,144 for the six months ended June 30, 2005 and for the year ended December 31, 2004, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2005                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           339,639       $  4,560,994
Shares redeemed ..........................          (808,273)       (10,799,018)
                                                -------------------------------
Net decrease .............................          (468,634)      $ (6,238,024)
                                                ===============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2004                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,212,927       $ 15,315,570
Shares issued to shareholders in
   reinvestment of dividends .............            11,673            159,929
                                                -------------------------------
Total issued .............................         1,224,600         15,475,499
Shares redeemed ..........................        (1,384,093)       (17,573,624)
                                                -------------------------------
Net decrease .............................          (159,493)      $ (2,098,125)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended June 30, 2005                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,371,311       $ 18,366,323
Shares redeemed ..........................        (1,008,463)       (13,507,836)
                                                -------------------------------
Net increase .............................           362,848       $  4,858,487
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2004                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,488,913       $ 31,601,194
Shares issued to shareholders in
   reinvestment of dividends .............            23,806            328,184
                                                -------------------------------
Total issued .............................         2,512,719         31,929,378
Shares redeemed ..........................        (1,933,459)       (24,335,109)
                                                -------------------------------
Net increase .............................           579,260       $  7,594,269
                                                ===============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Capital Loss Carryforward:

On December 31, 2004, the Fund had a net capital loss carryforward of $2,034,787, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid an ordinary dividend in the amount of $.007835 per Class A Share and $.007835 per Class I Share on July 27, 2005 to shareholders of record on July 21, 2005.


14            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Portfolio Information                              Master Small Cap Index Series

As of June 30, 2005

                                                                Percent of Total
Sector* Representation                                               Investments
--------------------------------------------------------------------------------
Financial Services ........................................                22.5%
Consumer Discretionary ....................................                18.5
Technology ................................................                12.7
Health Care ...............................................                11.7
Materials & Processing ....................................                 8.6
Producer Durables .........................................                 7.3
Other Energy ..............................................                 4.7
Utilities .................................................                 3.7
Auto & Transportation .....................................                 3.3
Consumer Staples ..........................................                 2.0
Integrated Oils ...........................................                 0.2
Other** ...................................................                 4.8
--------------------------------------------------------------------------------
* For Series compliance purposes, "Sector" means any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           15

Summary Schedule of Investments                    Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                        Shares                                                                   Percent of
Industry*                                 Held     Common Stocks                                  Value          Net Assets
===========================================================================================================================
Advertising Agencies                    16,000     Valassis Communications, Inc. (b)           $    592,800         0.2%
                                                   Other Securities                               1,701,401         0.5
                                                                                               ----------------------------
                                                                                                  2,294,201         0.7
---------------------------------------------------------------------------------------------------------------------------
Aerospace                                          Other Securities                               1,651,656         0.5
---------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching                     Other Securities                                 694,494         0.2
---------------------------------------------------------------------------------------------------------------------------
Air Transport                                      Other Securities                               2,879,807         0.8
---------------------------------------------------------------------------------------------------------------------------
Aluminum                                           Other Securities                                 346,221         0.1
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                           Other Securities                                 685,159         0.2
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                     Other Securities                               1,447,536         0.4
---------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts                                Other Securities                                 544,221         0.1
---------------------------------------------------------------------------------------------------------------------------
Banks: New York City                               Other Securities                                 246,600         0.1
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City            23,500     Bancorpsouth, Inc.                               554,600         0.2
                                        13,762     Pacific Capital Bancorp                          510,295         0.1
                                        11,400     SVB Financial Group (b)                          546,060         0.2
                                         9,883     Westamerica Bancorporation                       521,921         0.1
                                                   Other Securities                              25,151,004         7.1
                                                                                               ----------------------------
                                                                                                 27,283,880         7.7
---------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                       Other Securities                                  98,736         0.0
---------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                              Other Securities                                 506,884         0.1
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production     11,700     Neurocrine Biosciences, Inc. (b)                 492,102         0.1
                                                   Other Securities                               9,057,232         2.6
                                                                                               ----------------------------
                                                                                                  9,549,334         2.7
---------------------------------------------------------------------------------------------------------------------------
Building Materials                      18,600     Hughes Supply, Inc.                              522,660         0.2
                                                   Other Securities                               1,906,425         0.5
                                                                                               ----------------------------
                                                                                                  2,429,085         0.7
---------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning                         Other Securities                                 767,267         0.2
---------------------------------------------------------------------------------------------------------------------------
Building: Cement                         5,878     Eagle Materials, Inc.                            544,244         0.1
---------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                       Other Securities                                 375,142         0.1
---------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                            Other Securities                                 359,797         0.1
---------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                      Other Securities                                 292,906         0.1
---------------------------------------------------------------------------------------------------------------------------
Cable Television Services                          Other Securities                                 498,667         0.1
---------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                                 Other Securities                               2,756,392         0.8
---------------------------------------------------------------------------------------------------------------------------
Chemicals                               15,600     Great Lakes Chemical Corp.                       490,932         0.1
                                                   Other Securities                               3,704,081         1.1
                                                                                               ----------------------------
                                                                                                  4,195,013         1.2
---------------------------------------------------------------------------------------------------------------------------
Coal                                               Other Securities                                 501,733         0.1
---------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                    Other Securities                               1,252,997         0.4
---------------------------------------------------------------------------------------------------------------------------
Communications & Media                             Other Securities                                 392,252         0.1
---------------------------------------------------------------------------------------------------------------------------
Communications Technology                          Other Securities                               8,822,489         2.5
---------------------------------------------------------------------------------------------------------------------------


16            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                   Percent of
Industry*                                 Held     Common Stocks                                  Value          Net Assets
===========================================================================================================================
Computer Services, Software & Systems   27,900     Acxiom Corp.                                   $ 582,552         0.2%
                                        11,398     Micros Systems, Inc. (b)                         510,061         0.1
                                        84,700     Parametric Technology Corp. (b)                  540,386         0.2
                                                   Other Securities                              14,223,242         4.0
                                                                                               ----------------------------
                                                                                                 15,856,241         4.5
---------------------------------------------------------------------------------------------------------------------------
Computer Technology                                Other Securities                               5,854,915         1.7
---------------------------------------------------------------------------------------------------------------------------
Construction                                       Other Securities                               1,225,163         0.3
---------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                               Other Securities                               3,238,655         0.9
---------------------------------------------------------------------------------------------------------------------------
Consumer Products                                  Other Securities                               3,273,833         0.9
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                   Other Securities                                 616,318         0.2
Glass
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                    Other Securities                                 167,865         0.0
Plastic
---------------------------------------------------------------------------------------------------------------------------
Copper                                             Other Securities                                 297,612         0.1
---------------------------------------------------------------------------------------------------------------------------
Cosmetics                                          Other Securities                                 789,745         0.2
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                     Other Securities                               1,506,184         0.4
---------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing      16,710     Clarcor, Inc.                                    488,767         0.1
                                                   Other Securities                               1,974,572         0.6
                                                                                               ----------------------------
                                                                                                  2,463,339         0.7
---------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                        Other Securities                               1,963,116         0.6
---------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                 32,500     Amylin Pharmaceuticals, Inc. (b)                 680,225         0.2
                                        29,700     Vertex Pharmaceuticals, Inc. (b)                 500,148         0.1
                                                   Other Securities                               9,041,233         2.6
                                                                                               ----------------------------
                                                                                                 10,221,606         2.9
---------------------------------------------------------------------------------------------------------------------------
Education Services                                 Other Securities                               1,717,901         0.5
---------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                           Other Securities                               1,007,606         0.3
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                  Other Securities                               2,761,738         0.8
---------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                    Other Securities                                 413,120         0.1
---------------------------------------------------------------------------------------------------------------------------
Electronics                                        Other Securities                               1,546,836         0.4
---------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                 Other Securities                                 598,754         0.2
Meters
---------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                       Other Securities                               3,006,198         0.9
---------------------------------------------------------------------------------------------------------------------------
Electronics:                            33,600     Fairchild Semiconductor International,
                                                   Inc. (b)                                         495,600         0.1
Semi-Conductors/Components                         Other Securities                               9,251,240         2.7
                                                                                               ----------------------------
                                                                                                  9,746,840         2.8
---------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                            Other Securities                               2,650,451         0.8
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                   Other Securities                                 160,668         0.0
---------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                   155,600     Calpine Corp. (b)                                529,040         0.1
                                                   Other Securities                               1,700,704         0.5
                                                                                               ----------------------------
                                                                                                  2,229,744         0.6
---------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                 Other Securities                               1,198,769         0.3
---------------------------------------------------------------------------------------------------------------------------
Entertainment                           11,155     Gaylord Entertainment Co. (b)                    518,596         0.1
                                                   Other Securities                                 548,909         0.2
                                                                                               ----------------------------
                                                                                                  1,067,505         0.3
---------------------------------------------------------------------------------------------------------------------------
Fertilizers                                        Other Securities                                 162,759         0.0
---------------------------------------------------------------------------------------------------------------------------
Finance Companies                                  Other Securities                                 731,612         0.2
---------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                Other Securities                                 450,009         0.1
---------------------------------------------------------------------------------------------------------------------------


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           17

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                   Percent of
Industry*                                 Held     Common Stocks                                  Value          Net Assets
===========================================================================================================================
Financial Data Processing
Services & Systems                                 Other Securities                             $ 3,122,970         0.9%
---------------------------------------------------------------------------------------------------------------------------
Financial Information Services                     Other Securities                                 642,993         0.2
---------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                            Other Securities                               3,103,356         0.9
---------------------------------------------------------------------------------------------------------------------------
Foods                                              Other Securities                               3,659,949         1.0
---------------------------------------------------------------------------------------------------------------------------
Forest Products                                    Other Securities                               1,176,353         0.3
---------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                     Other Securities                                 182,814         0.1
---------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                       Other Securities                                 380,569         0.1
---------------------------------------------------------------------------------------------------------------------------
Glass                                              Other Securities                                 165,996         0.0
---------------------------------------------------------------------------------------------------------------------------
Gold                                               Other Securities                                 419,033         0.1
---------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                             Other Securities                               3,156,038         0.9
---------------------------------------------------------------------------------------------------------------------------
Health Care Management Services          7,000     Pediatrix Medical Group, Inc. (b)                514,780         0.1
                                                   Other Securities                               2,106,980         0.6
                                                                                               ----------------------------
                                                                                                  2,621,760         0.7
---------------------------------------------------------------------------------------------------------------------------
Health Care Services                    15,500     Apria Healthcare Group, Inc. (b)                 536,920         0.1
                                                   Other Securities                               1,669,417         0.5
                                                                                               ----------------------------
                                                                                                  2,206,337         0.6
---------------------------------------------------------------------------------------------------------------------------
Homebuilding                                       Other Securities                                 636,103         0.2
---------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                        Other Securities                                 200,818         0.1
---------------------------------------------------------------------------------------------------------------------------
Household Furnishings                              Other Securities                               1,701,369         0.5
---------------------------------------------------------------------------------------------------------------------------
Identification Control &                16,600     Flowserve Corp. (b)                              502,316         0.2
Filter Devices                                     Other Securities                               2,896,970         0.8
                                                                                               ----------------------------
                                                                                                  3,399,286         1.0
---------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                    Other Securities                               1,476,458         0.4
---------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                              Other Securities                               1,836,382         0.5
---------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                       Other Securities                               4,278,225         1.2
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                    Other Securities                               1,928,297         0.5
---------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                       Other Securities                                 554,389         0.2
---------------------------------------------------------------------------------------------------------------------------
Leisure Time                                       Other Securities                               1,463,734         0.4
---------------------------------------------------------------------------------------------------------------------------
Machine Tools                                      Other Securities                                 364,385         0.1
---------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                            Other Securities                                 289,318         0.1
---------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                            Other Securities                                 688,235         0.2
---------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                 Other Securities                                 970,644         0.3
---------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                      14,400     Briggs & Stratton Corp.                          498,528         0.1
---------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty         11,403     Kennametal, Inc.                                 522,828         0.1
                                                   Other Securities                               1,940,244         0.6
                                                                                               ----------------------------
                                                                                                  2,463,072         0.7
---------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                     12,337     Cal Dive International, Inc. (b)                 646,089         0.2
Equipment & Services                               Other Securities                               3,830,784         1.1
                                                                                               ----------------------------
                                                                                                  4,476,873         1.3
---------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                               Other Securities                               1,652,035         0.5
---------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                               Other Securities                                 364,027         0.1
---------------------------------------------------------------------------------------------------------------------------
Manufacturing                                      Other Securities                                 373,120         0.1
---------------------------------------------------------------------------------------------------------------------------
Medical & Dental                        20,500     Steris Corp.                                     528,285         0.2
Instruments & Supplies                             Other Securities                               9,580,615         2.7
                                                                                               ----------------------------
                                                                                                 10,108,900         2.9
---------------------------------------------------------------------------------------------------------------------------
Medical Services                                   Other Securities                                 953,799         0.3
---------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                  Other Securities                               3,892,712         1.1
---------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                    Other Securities                               1,570,219         0.4
---------------------------------------------------------------------------------------------------------------------------


18            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                   Percent of
Industry*                                 Held     Common Stocks                                  Value          Net Assets
===========================================================================================================================
Milling: Fruit & Grain Processing       22,478     Corn Products International, Inc.              $ 534,077         0.2%
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care                          Other Securities                                 414,625         0.1
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities              Other Securities                                 626,182         0.2
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing               Other Securities                                 907,505         0.3
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                    Other Securities                                 359,201         0.1
---------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                             Other Securities                               1,852,132         0.5
---------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment              Other Securities                                 436,997         0.1
---------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                  Other Securities                                 263,615         0.1
---------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                    15,711     Cabot Oil & Gas Corp. Class A                    545,172         0.2
                                        24,093     Cimarex Energy Co. (b)                           937,459         0.3
                                        17,430     Frontier Oil Corp.                               511,570         0.1
                                        18,352     St. Mary Land & Exploration Co.                  531,841         0.2
                                                   Other Securities                               6,849,021         1.9
                                                                                               ----------------------------
                                                                                                  9,375,063         2.7
---------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                           Other Securities                                 702,515         0.2
---------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                  Other Securities                                 650,668         0.2
---------------------------------------------------------------------------------------------------------------------------
Paper                                   15,700     Bowater, Inc.                                    508,209         0.1
                                                   Other Securities                               1,074,971         0.3
                                                                                               ----------------------------
                                                                                                  1,583,180         0.4
---------------------------------------------------------------------------------------------------------------------------
Plastics                                           Other Securities                                 143,361         0.0
---------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental
Services                                           Other Securities                                 706,572         0.2
---------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                       Other Securities                                 237,683         0.1
---------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                        Other Securities                                 384,350         0.1
---------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                    Other Securities                               4,740,752         1.3
---------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous               31,100     The Reader's Digest Association, Inc.
                                                   Class A                                          513,150         0.2
                                                   Other Securities                               1,489,430         0.4
                                                                                               ----------------------------
                                                                                                  2,002,580         0.6
---------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                             Other Securities                                 909,831         0.3
---------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                            Other Securities                               2,543,971         0.7
---------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                 Other Securities                                 443,705         0.1
---------------------------------------------------------------------------------------------------------------------------
Railroads                                          Other Securities                               1,121,200         0.3
---------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                               1,186,279         0.3
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT)    11,884     Colonial Properties Trust                        522,896         0.2
                                        13,700     First Industrial Realty Trust, Inc.              546,630         0.2
                                        16,700     Highwoods Properties, Inc.                       496,992         0.1
                                        55,100     La Quinta Corp. (b)                              514,083         0.1
                                        21,359     Nationwide Health Properties, Inc.               504,286         0.1
                                        15,208     Taubman Centers, Inc.                            518,441         0.1
                                                   Other Securities                              20,598,809         5.9
                                                                                               ----------------------------
                                                                                                 23,702,137         6.7
---------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                      Other Securities                               1,180,793         0.3
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial              Other Securities                               1,063,716         0.3
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                Other Securities                               1,082,879         0.3
---------------------------------------------------------------------------------------------------------------------------
Restaurants                                        Other Securities                               5,550,150         1.6
---------------------------------------------------------------------------------------------------------------------------


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           19

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                        Shares                                                                   Percent of
Industry*                                 Held     Common Stocks                                  Value          Net Assets
===========================================================================================================================
Retail                                  16,650     Aeropostale, Inc. (b)                          $ 559,440         0.2%
                                        54,300     Blockbuster, Inc. Class A                        495,216         0.1
                                        21,400     Pacific Sunwear of California, Inc. (b)          491,986         0.1
                                        10,500     Tractor Supply Co. (b)                           515,550         0.2
                                        16,300     Zale Corp. (b)                                   516,547         0.2
                                                   Other Securities                              14,517,821         4.1
                                                                                               ----------------------------
                                                                                                 17,096,560         4.9
---------------------------------------------------------------------------------------------------------------------------
Savings & Loan                          34,653     First Niagara Financial Group, Inc.              505,241         0.1
                                                   Other Securities                               7,485,021         2.2
                                                                                               ----------------------------
                                                                                                  7,990,262         2.3
---------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                   Other Securities                                 568,453         0.2
---------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                    Other Securities                               1,951,725         0.6
---------------------------------------------------------------------------------------------------------------------------
Services: Commercial                    14,918     Waste Connections, Inc. (b)                      556,292         0.2
                                                   Other Securities                              10,304,777         2.9
                                                                                               ----------------------------
                                                                                                 10,861,069         3.1
---------------------------------------------------------------------------------------------------------------------------
Shipping                                           Other Securities                                 540,361         0.2
---------------------------------------------------------------------------------------------------------------------------
Shoes                                              Other Securities                               1,441,014         0.4
---------------------------------------------------------------------------------------------------------------------------
Steel                                              Other Securities                               1,794,039         0.5
---------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers                                   Other Securities                                 101,064         0.0
---------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment            13,799     Plantronics, Inc.                                501,732         0.2
                                                   Other Securities                               2,547,840         0.7
                                                                                               ----------------------------
                                                                                                  3,049,572         0.9
---------------------------------------------------------------------------------------------------------------------------
Textile Products                                   Other Securities                                 228,016         0.1
---------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                     Other Securities                               1,854,305         0.5
---------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                     Other Securities                                 539,877         0.2
---------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                                 905,183         0.3
---------------------------------------------------------------------------------------------------------------------------
Toys                                               Other Securities                                 238,554         0.1
---------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                       Other Securities                                 627,463         0.2
---------------------------------------------------------------------------------------------------------------------------
Truckers                                           Other Securities                               2,027,532         0.6
---------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                        Other Securities                                 127,095         0.0
---------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                              Other Securities                               4,784,976         1.4
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors             13,200     Nicor, Inc.                                      543,444         0.2
                                        11,400     Peoples Energy Corp.                             495,444         0.1
                                        14,900     WGL Holdings, Inc.                               501,236         0.1
                                                   Other Securities                               1,660,217         0.5
                                                                                               ----------------------------
                                                                                                  3,200,341         0.9
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines                           Other Securities                                 144,176         0.0
---------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                           Other Securities                                 233,928         0.1
---------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                      Other Securities                               4,210,096         1.2
---------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                   Other Securities                                 660,578         0.2
---------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                    Other Securities                                 173,584         0.0
---------------------------------------------------------------------------------------------------------------------------
Wholesalers                              9,969     United Stationers, Inc. (b)                      489,478         0.2
                                                   Other Securities                                 424,991         0.1
                                                                                               ----------------------------
                                                                                                    914,469         0.3
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost--$285,282,848)     346,290,922        98.4
===========================================================================================================================


20            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

                                                                                                                 Percent of
Industry*                                          Mutual Funds                                    Value         Net Assets
===========================================================================================================================
Investment Management Companies                    Other Securities                            $    114,660         0.0%
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Mutual Funds (Cost--$104,653)              114,660         0.0
===========================================================================================================================

                                                   Other Interests (a)
===========================================================================================================================
Oil: Crude Producers                               Other Securities                                       0         0.0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Other Interests (Cost--$0)                       0         0.0
===========================================================================================================================

                                    Beneficial
                                     Interests     Short-Term Securities
===========================================================================================================================
                                    $5,908,632     Merrill Lynch Liquidity Series, LLC Cash
                                                   Sweep Series I (c)                             5,908,632         1.7
                                     9,657,003     Merrill Lynch Liquidity Series, LLC Money
                                                   Market Series (c)(d)                           9,657,003         2.7
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost--$15,565,635)                           15,565,635         4.4
===========================================================================================================================
Total Investments (Cost--$300,953,136**)                                                        361,971,217       102.8

Liabilities in Excess of Other Assets                                                            (9,912,721)       (2.8)
                                                                                               ----------------------------
Net Assets                                                                                     $352,058,496       100.0
                                                                                               ============================

      "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of the net assets.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $304,527,759
                                                                   ============
      Gross unrealized appreciation ............................   $ 80,768,989
      Gross unrealized depreciation ............................    (23,325,531)
                                                                   ------------
      Net unrealized appreciation ..............................   $ 57,443,458
                                                                   ============

(a) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                            $(3,080,958)      $123,857
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                            $(1,995,385)      $ 75,809
      --------------------------------------------------------------------------

(d) Security was purchased with the cash proceeds from securities loans. Financial futures contracts purchased as of June 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration       Face          Unrealized
      Contracts       Issue              Date          Value        Appreciation
      --------------------------------------------------------------------------
         17           Russell         September
                      2000 Index         2005        $5,427,948       $38,402
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           21

Statement of Assets and Liabilities                Master Small Cap Index Series

As of June 30, 2005
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $9,283,944)
                        (identified cost--$285,387,501) ..............................                      $ 346,405,582
                       Investments in affiliated securities, at value
                        (identified cost--$15,565,635) ...............................                         15,565,635
                       Cash on deposit for financial futures contracts ...............                            229,500
                       Receivables:
                          Contributions ..............................................    $     650,451
                          Dividends ..................................................          381,285
                          Interest from affiliates ...................................           35,464
                          Securities lending .........................................           14,249         1,081,449
                                                                                          -------------
                       Prepaid expenses ..............................................                            641,779
                                                                                                            -------------
                       Total assets ..................................................                        363,923,945
                                                                                                            -------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .....................                          9,657,003
                       Payables:
                          Custodian bank .............................................        1,712,737
                          Withdrawals ................................................          446,645
                          Variation margin ...........................................            9,775
                          Other affiliates ...........................................            3,689
                          Investment adviser .........................................            2,581         2,175,427
                                                                                          -------------
                       Accrued expenses ..............................................                             33,019
                                                                                                            -------------
                       Total liabilities .............................................                         11,865,449
                                                                                                            -------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                      $ 352,058,496
                                                                                                            =============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ............................................                      $ 291,002,013
                       Unrealized appreciation--net ..................................                         61,056,483
                                                                                                            -------------
                       Net Assets ....................................................                      $ 352,058,496
                                                                                                            =============

      See Notes to Financial Statements.


22            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Statement of Operations                            Master Small Cap Index Series

For the Six Months Ended June 30, 2005
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $534 foreign withholding tax) ...............                      $   1,613,480
                       Interest from affiliates ......................................                            123,857
                       Securities lending--net .......................................                             75,809
                                                                                                            -------------
                       Total income ..................................................                          1,813,146
                                                                                                            -------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Professional fees .............................................    $      53,843
                       Accounting services ...........................................           26,939
                       Custodian fees ................................................           21,142
                       Investment advisory fees ......................................           17,097
                       Printing and shareholder reports ..............................            2,329
                       Trustees' fees and expenses ...................................            1,964
                       Other .........................................................            4,541
                                                                                          -------------
                       Total expenses before waiver ..................................          127,855
                       Waiver of expenses ............................................              (65)
                                                                                          -------------
                       Total expenses after waiver ...................................                            127,790
                                                                                                            -------------
                       Investment income--net ........................................                          1,685,356
                                                                                                            -------------
=========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ...........................................       15,201,837
                          Futures contracts--net .....................................         (629,027)       14,572,810
                                                                                          -------------
                       Change in unrealized appreciation on:
                          Investments--net ...........................................      (20,975,660)
                          Futures contracts--net .....................................          (67,793)      (21,043,453)
                                                                                          -------------------------------
                       Total realized and unrealized loss--net .......................                         (6,470,643)
                                                                                                            -------------
                       Net Decrease in Net Assets Resulting from Operations ..........                      $  (4,785,287)
                                                                                                            =============

      See Notes to Financial Statements.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           23

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                            For the Six         For the
                                                                                           Months Ended       Year Ended
                                                                                             June 30,        December 31,
Increase (Decrease) in Net Assets:                                                             2005              2004
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................    $   1,685,356     $   3,882,942
                       Realized gain--net ............................................       14,572,810        14,493,934
                       Change in unrealized appreciation--net ........................      (21,043,453)       37,873,933
                                                                                          -------------------------------
                       Net increase (decrease) in net assets resulting from operations       (4,785,287)       56,250,809
                                                                                          -------------------------------
=========================================================================================================================
Capital Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ...................................       78,497,192       309,457,896
                       Fair value of withdrawals .....................................      (87,314,686)     (335,706,893)
                                                                                          -------------------------------
                       Net decrease in net assets derived from capital transactions ..       (8,817,494)      (26,248,997)
                                                                                          -------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .......................      (13,602,781)       30,001,812
                       Beginning of period ...........................................      365,661,277       335,659,465
                                                                                          -------------------------------
                       End of period .................................................    $ 352,058,496     $ 365,661,277
                                                                                          ===============================

      See Notes to Financial Statements.


24            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Financial Highlights                               Master Small Cap Index Series

                                                     For the Six                           For the Year Ended
                                                    Months Ended                              December 31,
The following ratios have been derived from           June 30,        ---------------------------------------------------------
information provided in the financial statements.       2005              2004            2003            2002            2001
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                       Total investment return .       (1.16%)+          18.15%          47.11%         (20.19%)           2.37%
                                                    ===========================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver .         .07%*             .08%            .09%            .08%             .08%
                                                    ===========================================================================
                       Expenses ................         .07%*             .08%            .10%            .14%             .13%
                                                    ===========================================================================
                       Investment income--net ..         .99%*            1.11%           1.13%           1.26%            1.45%
                                                    ===========================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) .........    $352,058          $365,661        $335,659        $181,915         $182,968
                                                    ===========================================================================
                       Portfolio turnover ......       20.20%            37.74%          28.57%          39.00%           48.50%
                                                    ===========================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           25

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


26            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Notes to Financial Statements (continued)          Master Small Cap Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Custodian bank -- The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           27

Notes to Financial Statements (concluded)          Master Small Cap Index Series

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM earned fees of $17,097, of which $65 was waived.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of June 30, 2005, the Series lent securities with a value of $85,863 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the six months ended June 30, 2005, MLIM, LLC received $32,358 in securities lending agent fees from the Series.

For the six months ended June 30, 2005, the Series reimbursed FAM $3,925 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $68,445,135 and $73,588,549, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.


28            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Disclosure of Investment Advisory Agreement

Activities of and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the Board's Audit Committee and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of each investment advisory agreement with respect to the Quantitative Master Series Trust (the "Trust") and the Merrill Lynch Small Cap Index Fund (together, the "Investment Advisory Agreements") and throughout each year, reviews and evaluates the performance of and services provided by the Investment Adviser. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered with respect to the Trust and the Fund are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust and/or the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust or Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall quality of services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board believes that, for many of the Fund's shareholders, the investment involves the selection of the Investment Adviser as the investment adviser to the Fund. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's and the Fund's Investment Advisory Agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as other mutual funds and offshore funds under similar investment mandates and generally to institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, the Trust's/Fund's portfolio turnover statistics, and direct and indirect benefits


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           29
to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's and each Fund's Investment Advisory Agreement, in May 2005, the independent trustees' and Board's review included the following:

The Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of each Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance. The Board compared each Fund's performance -- both including and excluding the effects of the Trust's/Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ending March 31, 2005, the Board noted that the Fund's performance ranked in the fourth quintile for each of the one-, three- and five-year periods, but was close in each period to the return of the Fund's benchmark, the Russell 2000 Index, before fees and expenses. The Board concluded that the Fund's performance was consistent with the Trust's/Fund's investment objective and the renewal of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviews at least annually the investment objectives and strategies of the Trust and each Fund. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio managers. The Board also considered the experience of the Trust's/Fund's portfolio management team and noted that each of Ms. Jelilian and Messrs. Russo, Hewson and Costa, the Trust's/Fund's portfolio managers, each have over ten years of investment experience. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio managers have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses -- The Board reviews the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Trust's/Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as other mutual funds and offshore funds, with similar investment mandates and noted that the fees charged by the Investment Adviser in those cases typically exceeded those being charged to the Trust/Fund. The Board also noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients. The Board noted that the actual and contractual management fee for the Fund are equal to the median of the fees charged by its peer group. The Board has concluded that the Trust's/Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

Profitability -- The Board considers the cost of the services provided to the Trust and/or the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of the services provided.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Trust and the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. While there was no evidence to date that


30            MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005

Disclosure of Investment Advisory Agreement (concluded)

the Trust's or the Fund's assets have reached a level where such economies are effectively available, the Board will continue to seek information relating to economies of scale. The Board also considered the Investment Adviser's agreement not to charge the Fund's advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. The Board determined that the current management fee structure was reasonable and that no changes were currently necessary.

Conclusion

After the independent trustees deliberated in executive session, the entire Board including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders of the Fund.

Proxy Results

During the six-month period ended June 30, 2005, Merrill Lynch Index Funds, Inc.'s shareholders voted on the following proposals. At a shareholders' meeting on January 31, 2005, the meeting was adjourned until February 28, 2005, at which time Proposals 1, 2A, 2B, 3 and 4G passed. With respect to Proposals 4B and 4C, the meeting was adjourned until April 5, 2005, at which time the proposals were withdrawn because sufficient votes were not received to take action on them. A description of the proposals and number of shares voted were as follows:

                                                                              Shares Voted        Shares Withheld
                                                                                   For              From Voting
-----------------------------------------------------------------------------------------------------------------
1.  To elect the Fund's Board of Directors/Trustees:   Robert C. Doll, Jr.     126,735,790           2,729,763
                                                       Donald W. Burton        126,724,603           2,740,950
                                                       Laurie Simon Hodrick    126,734,739           2,730,814
                                                       John F. O'Brien         126,718,644           2,746,909
                                                       David H. Walsh          126,712,755           2,752,798
                                                       Fred G. Weiss           126,742,385           2,723,168
-----------------------------------------------------------------------------------------------------------------

                                                                    Shares Voted     Shares Voted    Shares Voted
                                                                        For             Against         Abstain
-----------------------------------------------------------------------------------------------------------------
2A. To approve changes to fundamental investment restriction
    on borrowing.                                                   119,758,262        5,903,664      3,803,627
-----------------------------------------------------------------------------------------------------------------
2B. To approve changes to fundamental investment restriction
    on lending.                                                     119,745,623        5,780,657      3,939,273
-----------------------------------------------------------------------------------------------------------------
3.  To consider and act upon a proposed investment advisory
    agreement for each fund.                                        120,125,914        5,070,532      4,269,107
-----------------------------------------------------------------------------------------------------------------
4G. To approve an amendment to charter provisions regarding
    fund officers.                                                  119,297,236        5,621,537      4,546,779
-----------------------------------------------------------------------------------------------------------------
4B. To approve an amendment and restatement of the charter
    provisions regarding redemption of fund shares.                  57,755,301        1,815,421      1,111,605
-----------------------------------------------------------------------------------------------------------------
4C. To approve a charter amendment to permit the fund to terminate
    and wind up affairs without a shareholder vote.                  56,933,877        2,527,249      1,221,200
-----------------------------------------------------------------------------------------------------------------


              MERRILL LYNCH SMALL CAP INDEX FUND      JUNE 30, 2005           31

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #Index 3 -- 6/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                     10,235  Advo, Inc.                                        $         325,985
                                                17,000  aQuantive, Inc. (d)                                         301,240
                                                15,600  Catalina Marketing Corp.                                    396,396
                                                 5,100  Greenfield Online, Inc. (d)                                  61,965
                                                 5,700  Intermix Media, Inc. (d)                                     47,709
                                                 4,700  Marchex, Inc. Class B (d)                                    70,688
                                                16,000  Valassis Communications, Inc. (d)                           592,800
                                                25,800  Valueclick, Inc. (d)                                        318,114
                                                 9,300  Ventiv Health, Inc. (d)                                     179,304
                                                                                                          -----------------
                                                                                                                  2,294,201
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                 1,800  ARGON ST, Inc. (d)                                           63,900
                                                 6,434  Curtiss-Wright Corp.                                        347,114
                                                 6,426  Heico Corp.                                                 150,433
                                                 2,000  MTC Technologies, Inc. (d)                                   73,660
                                                11,313  Moog, Inc. Class A (d)                                      356,246
                                                16,635  Orbital Sciences Corp. (d)                                  164,687
                                                10,934  Teledyne Technologies, Inc. (d)                             356,230
                                                 3,900  United Industrial Corp.                                     139,386
                                                                                                          -----------------
                                                                                                                  1,651,656
---------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.2%            1,100  Alico, Inc.                                                  56,573
                                                 1,100  The Andersons, Inc.                                          39,391
                                                11,828  Delta & Pine Land Co.                                       296,410
                                                14,000  Gold Kist, Inc. (d)                                         302,120
                                                                                                          -----------------
                                                                                                                    694,494
---------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                            11,268  AAR Corp. (d)                                               177,020
                                                14,100  ABX Air, Inc. (d)                                           114,915
                                                25,820  Airtran Holdings, Inc. (d)                                  238,319
                                                 8,399  Alaska Air Group, Inc. (d)                                  249,870
                                                10,700  America West Holdings Corp. Class B (b)(d)                   64,200
                                                 9,100  Aviall, Inc. (d)                                            287,469
                                                20,600  Continental Airlines, Inc. Class B (b)(d)                   273,568
                                                37,700  Delta Air Lines, Inc. (b)(d)                                141,752
                                                11,495  EGL, Inc. (d)                                               233,578
                                                10,000  ExpressJet Holdings, Inc. (d)                                85,100
                                                12,055  Frontier Airlines, Inc. (d)                                 124,528
                                                   100  MAIR Holdings, Inc. (d)                                         884
                                                 9,056  Mesa Air Group, Inc. (b)(d)                                  60,766
                                                26,100  Northwest Airlines Corp. (b)(d)                             119,016
                                                 7,185  Offshore Logistics, Inc. (d)                                235,955
                                                 4,900  Pinnacle Airlines Corp. (d)                                  42,091
                                                 1,600  Republic Airways Holdings, Inc. (d)                          23,120
                                                19,200  Skywest, Inc.                                               349,056
                                                 5,000  World Air Holdings, Inc. (d)                                 58,600
                                                                                                          -----------------
                                                                                                                  2,879,807
---------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                  9,200  Aleris International, Inc. (d)                              207,460
                                                 6,802  Century Aluminum Co. (d)                                    138,761
                                                                                                          -----------------
                                                                                                                    346,221
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                  5,343  Aftermarket Technology Corp. (d)                             93,128
                                                 2,450  Commercial Vehicle Group, Inc. (d)                           43,487
                                                 6,000  Keystone Automotive Industries, Inc. (d)                    148,380
                                                 1,000  R&B, Inc. (d)                                                14,040
                                                 3,300  Standard Motor Products, Inc.                                43,560

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 6,899  Superior Industries International (b)             $         163,506
                                                 6,600  TBC Corp. (d)                                               179,058
                                                                                                          -----------------
                                                                                                                    685,159
---------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%           11,500  American Axle & Manufacturing Holdings, Inc.                290,605
                                                21,300  ArvinMeritor, Inc.                                          378,927
                                                14,200  Hayes Lemmerz International, Inc. (d)                       101,104
                                                 2,200  Noble International Ltd.                                     51,810
                                                17,200  Quantum Fuel Systems Technologies Worldwide,
                                                        Inc. (d)                                                     86,000
                                                 2,273  Sauer-Danfoss, Inc.                                          40,391
                                                   800  Strattec Security Corp. (d)                                  43,568
                                                13,400  Tenneco Automotive, Inc. (d)                                222,976
                                                38,500  Visteon Corp.                                               232,155
                                                                                                          -----------------
                                                                                                                  1,447,536
---------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.1%                       1,200  Accuride Corp. (d)                                           12,756
                                                 9,294  Modine Manufacturing Co.                                    302,613
                                                 9,445  Wabash National Corp.                                       228,852
                                                                                                          -----------------
                                                                                                                    544,221
---------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                     10,289  Provident New York Bancorp                                  124,600
                                                 5,000  Signature Bank (d)                                          122,000
                                                                                                          -----------------
                                                                                                                    246,600
---------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.7%              3,540  1st Source Corp.                                             81,208
                                                 3,600  ABC Bancorp                                                  65,088
                                                 3,621  Alabama National Bancorporation                             236,705
                                                 7,518  Amcore Financial, Inc.                                      224,638
                                                20,104  Amegy Bancorp, Inc.                                         449,928
                                                 4,950  AmericanWest Bancorp (d)                                     98,752
                                                   500  Ames National Corp.                                          54,500
                                                 2,626  Arrow Financial Corp.                                        73,108
                                                   900  The Banc Corp. (d)                                            9,522
                                                 1,200  BancTrust Financial Group, Inc.                              22,980
                                                   945  Bancfirst Corp.                                              82,206
                                                 2,715  The Bancorp Inc. (d)                                         47,350
                                                23,500  Bancorpsouth, Inc.                                          554,600
                                                 3,986  Bank of Granite Corp.                                        76,292
                                                 3,100  Bank of the Ozarks, Inc.                                    101,804
                                                 3,113  Banner Corp.                                                 87,195
                                                 9,893  Boston Private Financial Holdings, Inc.                     249,304
                                                13,960  CVB Financial Corp.                                         274,733
                                                 1,600  Camden National Corp.                                        52,400
                                                 2,577  Capital City Bank Group, Inc.                               104,111
                                                 2,700  Capital Corp. of the West                                    74,925
                                                 2,900  Capital Crossing Bank (d)                                    98,890
                                                 2,600  Capitol Bancorp Ltd.                                         87,386
                                                 5,500  Cascade Bancorp                                             115,500
                                                13,644  Cathay General Bancorp                                      459,939
                                                 4,700  Center Financial Corp.                                      116,701
                                                 3,482  Central Coast Bancorp (d)                                    63,024
                                                 9,548  Central Pacific Financial Corp.                             339,909
                                                 7,548  Chemical Financial Corp.                                    249,914
                                                13,882  Chittenden Corp.                                            377,590
                                                 1,300  Citizens & Northern Corp.                                    39,884

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                13,500  Citizens Banking Corp.                            $         407,970
                                                 2,299  City Bank                                                    69,844
                                                 5,593  City Holding Co.                                            204,256
                                                 1,800  Clifton Savings Bancorp, Inc.                                19,008
                                                 3,926  CoBiz, Inc.                                                  71,178
                                                   500  Colony Bankcorp, Inc.                                        15,020
                                                 1,800  Columbia Bancorp                                             65,610
                                                 6,141  Columbia Banking System, Inc.                               151,191
                                                   500  Commercial Bankshares, Inc.                                  19,405
                                                 2,700  Community Bancorp (d)                                        83,754
                                                 8,300  Community Bank System, Inc.                                 202,437
                                                 3,177  Community Banks, Inc.                                        82,348
                                                 3,623  Community Trust Bancorp, Inc.                               118,545
                                                 4,952  Corus Bankshares, Inc.                                      274,786
                                                27,300  Doral Financial Corp.                                       451,542
                                                   700  Enterprise Financial Services Corp.                          16,555
                                                 1,600  EuroBancshares, Inc. (d)                                     25,680
                                                 1,900  FNB Corporation                                              53,200
                                                 1,785  Farmers Capital Bank Corp.                                   60,690
                                                 1,700  Financial Institutions, Inc.                                 30,634
                                                11,200  First BanCorp.                                              449,680
                                                 3,036  First Bancorp                                                67,187
                                                 4,014  First Busey Corp.                                            77,510
                                                 9,123  First Charter Corp.                                         200,432
                                                 1,847  First Citizens BancShares, Inc. Class A                     266,984
                                                20,940  First Commonwealth Financial Corp.                          286,878
                                                 4,700  First Community Bancorp, Inc.                               223,250
                                                 2,894  First Community Bancshares, Inc.                             94,055
                                                10,087  First Financial Bancorp                                     190,644
                                                 5,553  First Financial Bankshares, Inc.                            187,914
                                                 4,344  First Financial Corp.                                       124,803
                                                 5,546  First Merchants Corp.                                       137,818
                                                13,700  First Midwest Bancorp, Inc.                                 481,829
                                                 1,150  First Oak Brook Bancshares, Inc.                             32,453
                                                   200  First Regional Bancorp (d)                                   13,230
                                                   400  First South Bancorp, Inc.                                    12,752
                                                 6,500  First State Bancorporation                                  125,385
                                                 5,400  Franklin Bank Corp. (d)                                     101,304
                                                 7,111  Frontier Financial Corp.                                    179,624
                                                 2,200  GB&T Bancshares, Inc.                                        52,272
                                                 8,843  Glacier Bancorp, Inc.                                       231,068
                                                14,322  Gold Banc Corp., Inc.                                       208,385
                                                15,500  Greater Bay Bancorp                                         408,735
                                                 3,200  Greene County Bancshares, Inc.                               87,424
                                                 8,054  Hancock Holding Co.                                         277,058
                                                 9,804  Hanmi Financial Corp.                                       163,727
                                                 8,360  Harleysville National Corp.                                 193,618
                                                 3,000  Heartland Financial USA, Inc.                                58,590
                                                 5,500  Heritage Commerce Corp.                                     100,980
                                                12,400  Hudson United Bancorp                                       447,640
                                                 4,645  Independent Bank Corp. - Maine                              131,035

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 7,081  Independent Bank Corp. - Michigan                 $         201,384
                                                 4,974  Integra Bank Corp.                                          112,512
                                                 5,100  Interchange Financial Services Corp.                         93,585
                                                 5,448  Irwin Financial Corp.                                       120,891
                                                 3,998  Lakeland Bancorp, Inc.                                       62,409
                                                 1,700  Lakeland Financial Corp.                                     69,156
                                                 5,950  MB Financial, Inc.                                          236,989
                                                 3,477  MBT Financial Corp.                                          66,932
                                                 3,078  Macatawa Bank Corp.                                         106,776
                                                 4,456  Main Street Banks, Inc.                                     113,450
                                                 5,166  MainSource Financial Group, Inc.                             93,453
                                                 2,980  Mercantile Bank Corp.                                       131,031
                                                     1  Mercantile Bankshares Corp.                                      52
                                                 7,750  Mid-State Bancshares                                        215,218
                                                 3,380  Midwest Banc Holdings, Inc.                                  65,200
                                                 2,029  NBC Capital Corp.                                            49,386
                                                 9,713  NBT Bancorp, Inc.                                           229,615
                                                 7,300  Nara Bancorp, Inc.                                          107,164
                                                 9,162  National Penn Bancshares, Inc.                              228,867
                                                 1,200  Northern Empire Bancshares (d)                               37,128
                                                22,195  Old National Bancorp                                        474,973
                                                 4,176  Old Second Bancorp, Inc.                                    121,480
                                                 2,541  Omega Financial Corp.                                        78,898
                                                 7,718  Oriental Financial Group                                    117,777
                                                13,762  Pacific Capital Bancorp                                     510,295
                                                 3,615  Park National Corp.                                         399,458
                                                 2,198  Peapack Gladstone Financial Corp.                            60,885
                                                 1,761  Pennrock Financial Services Corp.                            63,202
                                                   200  Pennsylvania Commerce Bancorp, Inc. (d)                       6,550
                                                 4,210  Peoples Bancorp, Inc.                                       112,618
                                                 3,600  Pinnacle Financial Partners, Inc. (d)                        86,400
                                                 6,200  Piper Jaffray Cos. (d)                                      188,666
                                                 1,250  Placer Sierra Bancshares                                     34,088
                                                   400  Preferred Bank                                               15,880
                                                 1,700  Premierwest Bancorp (d)                                      24,701
                                                 5,696  PrivateBancorp, Inc.                                        201,524
                                                 5,300  Prosperity Bancshares, Inc.                                 151,633
                                                11,024  Provident Bankshares Corp.                                  351,776
                                                 9,711  R-G Financial Corp. Class B                                 171,788
                                                 2,432  Renasant Corp.                                               74,808
                                                21,009  Republic Bancorp, Inc.                                      314,715
                                                 2,608  Republic Bancorp, Inc. Class A                               56,620
                                                 1,344  Royal Bancshares of Pennsylvania Class A                     31,920
                                                 7,863  S&T Bancorp, Inc.                                           283,854
                                                 2,446  SCBT Financial Corp.                                         77,416
                                                11,400  SVB Financial Group (d)                                     546,060
                                                 2,800  SY Bancorp, Inc.                                             63,980
                                                 4,414  Sandy Spring Bancorp, Inc.                                  154,622
                                                 1,603  Santander BanCorp                                            40,171
                                                 3,458  Seacoast Banking Corp. of Florida                            68,088
                                                 1,400  Security Bank Corp.                                          32,060

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                   100  Sierra Bancorp                                    $           2,268
                                                 4,300  Simmons First National Corp. Class A                        116,573
                                                 2,975  Southside Bancshares, Inc.                                   60,988
                                                 5,900  Southwest Bancorp, Inc.                                     120,832
                                                 2,168  State Bancorp, Inc.                                          49,040
                                                 1,800  State Financial Services Corp. Class A                       72,468
                                                15,176  Sterling Bancshares, Inc.                                   236,139
                                                 8,702  Sterling Financial Corp.                                    185,440
                                                 3,400  Suffolk Bancorp                                             109,786
                                                 1,100  Summit Bancshares, Inc.                                      19,030
                                                   400  Summit Financial Group, Inc.                                 13,008
                                                 3,357  Sun Bancorp, Inc. (d)                                        69,389
                                                13,716  Susquehanna Bancshares, Inc.                                337,276
                                                   200  Taylor Capital Group, Inc.                                    7,850
                                                 6,661  Texas Capital Bancshares, Inc. (d)                          131,488
                                                13,576  Texas Regional Bancshares, Inc. Class A                     413,796
                                                 2,782  Tompkins Trustco, Inc.                                      120,739
                                                 3,400  Trico Bancshares                                             75,956
                                                22,561  TrustCo Bank Corp.                                          294,647
                                                14,227  Trustmark Corp.                                             416,282
                                                29,500  UCBH Holdings, Inc.                                         479,080
                                                 4,976  UMB Financial Corp.                                         283,781
                                                 3,330  USB Holding Co., Inc.                                        77,922
                                                14,850  Umpqua Holdings Corp.                                       349,569
                                                 2,500  Union Bankshares Corp.                                       96,550
                                                12,300  United Bankshares, Inc.                                     438,003
                                                 8,700  United Community Banks, Inc.                                226,374
                                                   600  United Security Bancshares                                   18,198
                                                 2,850  Univest Corp. of Pennsylvania                                85,386
                                                 7,219  Unizan Financial Corp.                                      193,397
                                                 3,400  Vineyard National Bancorp                                   107,304
                                                 2,912  Virginia Commerce Bancorp (b)(d)                             70,849
                                                 2,100  Virginia Financial Group, Inc.                               73,689
                                                 4,200  Washington Trust Bancorp, Inc.                              116,214
                                                 6,763  WesBanco, Inc.                                              203,025
                                                 4,790  West Bancorporation, Inc.                                    90,052
                                                 4,400  West Coast Bancorp                                          107,404
                                                 9,883  Westamerica Bancorporation                                  521,921
                                                 1,920  Western Sierra Bancorp (d)                                   64,992
                                                 4,600  Wilshire Bancorp, Inc.                                       65,918
                                                 7,000  Wintrust Financial Corp.                                    366,450
                                                 3,600  Yardville National Bancorp                                  128,700
                                                                                                          -----------------
                                                                                                                 27,283,880
---------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%              4,400  Boston Beer Co., Inc. Class A (d)                            98,736
---------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                       987  Coca-Cola Bottling Co. Consolidated                          49,883
                                                 1,710  Farmer Bros Co.                                              38,065
                                                   600  Green Mountain Coffee Roasters, Inc. (d)                     20,358
                                                 2,500  Hansen Natural Corp. (b)(d)                                 211,800
                                                 2,290  National Beverage Corp. (d)                                  18,274
                                                 5,100  Peet's Coffee & Tea, Inc. (d)                               168,504
                                                                                                          -----------------
                                                                                                                    506,884
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.7%      37,100  Aastrom Biosciences, Inc. (d)                     $         115,752
                                                27,800  Abgenix, Inc. (d)                                           238,524
                                                 9,087  Albany Molecular Research, Inc. (d)                         127,218
                                                 8,380  Alexion Pharmaceuticals, Inc. (d)                           193,075
                                                 9,013  Antigenics, Inc. (b)(d)                                      48,760
                                                22,300  Applera Corp. - Celera Genomics Group (d)                   244,631
                                                13,500  Arena Pharmaceuticals, Inc. (d)                              92,070
                                                17,519  Ariad Pharmaceuticals, Inc. (d)                             116,677
                                                 6,500  Arqule, Inc. (d)                                             42,120
                                                 5,800  Array Biopharma, Inc. (d)                                    36,540
                                                 8,120  Arthrocare Corp. (d)                                        283,713
                                                 3,000  Barrier Therapeutics, Inc. (d)                               23,790
                                                 9,300  Bioenvision, Inc. (d)                                        67,704
                                                 4,000  Caliper Life Sciences, Inc. (d)                              22,400
                                                13,924  Cell Genesys, Inc. (b)(d)                                    74,493
                                                24,331  Cell Therapeutics, Inc. (b)(d)                               65,937
                                                18,457  Corixa Corp. (d)                                             80,842
                                                 1,700  Cotherix, Inc. (d)                                           17,323
                                                15,967  Cubist Pharmaceuticals, Inc. (d)                            210,285
                                                13,000  CuraGen Corp. (b)(d)                                         66,820
                                                 9,700  Curis, Inc. (d)                                              37,830
                                                 9,100  Cypress Bioscience, Inc. (d)                                119,847
                                                16,300  deCODE genetics, Inc. (d)                                   153,057
                                                 4,324  Digene Corp. (d)                                            119,688
                                                16,000  Discovery Laboratories, Inc. (d)                            116,640
                                                 6,978  Diversa Corp. (d)                                            36,355
                                                 8,000  Dov Pharmaceutical, Inc. (d)                                149,280
                                                17,696  Encysive Pharmaceuticals, Inc. (d)                          191,294
                                                16,100  Enzon Pharmaceuticals, Inc. (d)                             104,328
                                                19,818  Exelixis, Inc. (d)                                          147,248
                                                 5,200  Genitope Corp. (d)                                           66,768
                                                16,629  Geron Corp. (b)(d)                                          128,708
                                                41,600  Human Genome Sciences, Inc. (d)                             481,728
                                                17,900  ICOS Corp. (d)                                              378,943
                                                 2,400  Idenix Pharmaceuticals Inc. (d)                              52,032
                                                24,924  Incyte Corp. (d)                                            178,207
                                                 6,900  Integra LifeSciences Holdings Corp. (d)                     201,480
                                                 9,214  InterMune, Inc. (d)                                         120,151
                                                 8,700  Introgen Therapeutics, Inc. (d)                              56,028
                                                 3,900  Kensey Nash Corp. (d)                                       117,936
                                                 5,600  Keryx Biopharmaceuticals, Inc. (d)                           73,920
                                                18,605  Lexicon Genetics, Inc. (d)                                   91,909
                                                 2,650  MannKind Corp. (d)                                           26,633
                                                   300  Marshall Edwards, Inc. (b)(d)                                 2,142
                                                 9,900  Martek Biosciences Corp. (d)                                375,705
                                                 6,901  Maxygen, Inc. (d)                                            47,341
                                                 3,600  Momenta Pharmaceuticals Inc. (d)                             71,172
                                                 2,600  Myogen, Inc. (b)(d)                                          18,174
                                                 9,400  Myriad Genetics, Inc. (d)                                   147,110
                                                12,923  NPS Pharmaceuticals, Inc. (d)                               146,676
                                                17,654  Nabi Biopharmaceuticals (d)                                 268,870

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                19,600  Nanogen, Inc. (b)(d)                              $          75,264
                                                 6,900  Nastech Pharmaceutical Co, Inc. (d)                          98,187
                                                11,700  Neurocrine Biosciences, Inc. (d)                            492,102
                                                 5,600  Neurogen Corp. (d)                                           38,192
                                                 7,000  Northfield Laboratories, Inc. (d)                           100,170
                                                11,200  Nuvelo, Inc. (d)                                             86,576
                                                 5,500  Orchid Cellmark, Inc. (d)                                    59,455
                                                 2,300  PRA International (d)                                        61,594
                                                 4,300  Progenics Pharmaceuticals, Inc. (d)                          89,698
                                                 4,770  Rigel Pharmaceuticals, Inc. (d)                              95,018
                                                23,300  Savient Pharmaceuticals, Inc. (d)                           102,753
                                                 7,800  Seattle Genetics, Inc. (d)                                   41,808
                                                10,472  Serologicals Corp. (d)                                      222,530
                                                23,400  StemCells, Inc. (d)                                          98,280
                                                 8,245  Tanox, Inc. (d)                                              96,631
                                                16,832  Telik, Inc. (d)                                             273,688
                                                   900  Tercica, Inc. (d)                                             7,821
                                                 9,340  Transkaryotic Therapies, Inc. (d)                           341,657
                                                 5,638  Trimeris, Inc. (d)                                           56,267
                                                 4,400  ViaCell, Inc. (d)                                            46,860
                                                17,306  Vicuron Pharmaceuticals, Inc. (d)                           482,837
                                                28,900  ViroLogic, Inc. (d)                                          71,672
                                                 6,500  Zymogenetics, Inc. (d)                                      114,400
                                                                                                          -----------------
                                                                                                                  9,549,334
---------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.7%                        2,500  Ameron International Corp.                                   93,500
                                                 2,900  BlueLinx Holdings, Inc.                                      30,682
                                                 4,600  Building Material Holding Corp.                             318,734
                                                18,600  Hughes Supply, Inc.                                         522,660
                                                 1,600  Huttig Building Products, Inc. (d)                           17,456
                                                 6,312  LSI Industries, Inc.                                         87,989
                                                 6,368  NCI Building Systems, Inc. (d)                              208,870
                                                10,832  Simpson Manufacturing Co., Inc.                             330,918
                                                 7,345  Texas Industries, Inc.                                      413,009
                                                 3,409  Trex Co., Inc. (d)                                           87,611
                                                 6,165  Watsco, Inc.                                                262,629
                                                 4,900  Zoltek Cos., Inc. (d)                                        55,027
                                                                                                          -----------------
                                                                                                                  2,429,085
---------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.2%               14,635  Lennox International, Inc.                                  309,823
                                                12,038  York International Corp.                                    457,444
                                                                                                          -----------------
                                                                                                                    767,267
---------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.1%                          5,878  Eagle Materials, Inc.                                       544,244
---------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%              1,800  Aaon, Inc. (d)                                               32,022
                                                 3,700  Interline Brands Inc. (d)                                    73,260
                                                25,150  Jacuzzi Brands, Inc. (d)                                    269,860
                                                                                                          -----------------
                                                                                                                    375,142
---------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                   9,300  Comfort Systems USA, Inc. (d)                                61,194
                                                 2,300  Drew Industries, Inc. (d)                                   104,420
                                                 8,747  Griffon Corp. (d)                                           194,183
                                                                                                          -----------------
                                                                                                                    359,797
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%             3,700  Beacon Roofing Supply, Inc. (d)                   $          97,310
                                                 6,851  ElkCorp                                                     195,596
                                                                                                          -----------------
                                                                                                                    292,906
---------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%               100,000  Charter Communications, Inc. Class A (b)(d)                 118,000
                                                 5,698  Crown Media Holdings, Inc. Class A (d)                       53,732
                                                17,500  Insight Communications Company, Inc. Class A (d)            193,375
                                                19,994  Tivo, Inc. (b)(d)                                           133,560
                                                                                                          -----------------
                                                                                                                    498,667
---------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.8%                       15,300  Alliance Gaming Corp. (d)                                   214,506
                                                 8,200  Ameristar Casinos, Inc.                                     213,938
                                                 8,025  Argosy Gaming Co. (d)                                       374,045
                                                10,791  Aztar Corp. (d)                                             369,592
                                                 1,632  Churchill Downs, Inc.                                        69,344
                                                 2,815  Dover Downs Gaming & Entertainment, Inc.                     37,327
                                                 5,375  Isle of Capri Casinos, Inc. (d)                             140,825
                                                 5,900  Lakes Entertainment, Inc. (d)                                90,860
                                                 8,800  MTR Gaming Group, Inc. (d)                                  102,432
                                                11,700  Magna Entertainment Corp. Class A (d)                        65,988
                                                 8,200  Mikohn Gaming Corp. (d)                                     120,745
                                                 1,600  Monarch Casino & Resort, Inc. (d)                            35,264
                                                 9,000  Multimedia Games, Inc. (b)(d)                                99,090
                                                12,364  Pinnacle Entertainment, Inc. (d)                            241,840
                                                 1,600  Riviera Holdings Corp. (d)                                   36,240
                                                11,700  Shuffle Master, Inc. (b)(d)                                 327,951
                                                 6,412  WMS Industries, Inc. (b)(d)                                 216,405
                                                                                                          -----------------
                                                                                                                  2,756,392
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                 3,000  American Vanguard Corp.                                      62,730
                                                 6,456  Arch Chemicals, Inc.                                        161,142
                                                 1,200  Balchem Corp.                                                36,060
                                                 7,100  Cabot Microelectronics Corp. (d)                            205,829
                                                11,201  Calgon Carbon Corp.                                          99,129
                                                 7,385  Cambrex Corp.                                               140,684
                                                11,400  EnerSys (d)                                                 155,382
                                                 5,864  Energy Conversion Devices, Inc. (d)                         131,236
                                                10,937  Georgia Gulf Corp.                                          339,594
                                                15,600  Great Lakes Chemical Corp.                                  490,932
                                                34,400  Hercules, Inc. (d)                                          486,760
                                                 8,267  MacDermid, Inc.                                             257,600
                                                 5,841  Medis Technologies Ltd. (b)(d)                               96,961
                                                 2,534  NL Industries                                                38,998
                                                 4,200  NewMarket Corp. (d)                                          62,118
                                                 2,000  Nuco2, Inc. (d)                                              51,340
                                                 9,500  OM Group, Inc. (d)                                          234,555
                                                 3,500  Octel Corp.                                                  63,000
                                                 4,300  Pioneer Cos., Inc. (d)                                       94,557
                                                29,567  PolyOne Corp. (d)                                           195,734
                                                11,106  Schulman A, Inc.                                            198,686
                                                 5,000  Senomyx, Inc. (d)                                            82,550
                                                 1,555  Stepan Co.                                                   34,366
                                                 7,700  UAP Holding Corp.                                           127,820
                                                 5,500  Ultralife Batteries, Inc. (d)                                88,825

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                12,500  Valence Technology, Inc. (b)(d)                   $          35,250
                                                20,000  WR Grace & Co. (d)                                          155,800
                                                 2,750  Westlake Chemical Corp.                                      67,375
                                                                                                          -----------------
                                                                                                                  4,195,013
---------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                      8,800  Alpha Natural Resources, Inc. (d)                           210,144
                                                 7,100  Foundation Coal Holdings, Inc.                              184,174
                                                 3,100  James River Coal Co. (d)                                    107,415
                                                                                                          -----------------
                                                                                                                    501,733
---------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.4%          10,258  Arbitron, Inc.                                              440,068
                                               133,800  CMGI, Inc. (d)                                              252,882
                                                 8,561  infoUSA, Inc.                                               100,164
                                                 4,400  LECG Corp. (d)                                               93,544
                                                 7,574  ProQuest Co. (d)                                            248,351
                                                 5,953  Sourcecorp (d)                                              117,988
                                                                                                          -----------------
                                                                                                                  1,252,997
---------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                   19,200  Entravision Communications Corp. Class A (d)                149,568
                                                67,600  Gemstar-TV Guide International, Inc. (d)                    242,684
                                                                                                          -----------------
                                                                                                                    392,252
---------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.5%               108,400  3Com Corp. (d)                                              394,576
                                                18,600  Adtran, Inc.                                                461,094
                                                 7,422  Anaren, Inc. (d)                                             97,599
                                                 9,572  Anixter International, Inc. (d)                             355,791
                                                 2,000  Arbinet-Thexchange Inc. (d)                                  13,400
                                                13,500  Aspect Communications Corp. (d)                             151,605
                                                 8,000  Atheros Communications Inc. (d)                              64,480
                                                13,900  Avocent Corp. (d)                                           363,346
                                                 3,159  Bel Fuse, Inc.                                               96,539
                                                 5,088  Black Box Corp.                                             180,115
                                                15,450  Broadwing Corp. (b)(d)                                       71,379
                                                79,400  Brocade Communications Systems, Inc. (d)                    308,072
                                                16,700  CSG Systems International (d)                               316,966
                                                 1,672  Catapult Communications Corp. (d)                            28,524
                                               163,000  Ciena Corp. (d)                                             340,670
                                                16,988  CommScope, Inc. (d)                                         295,761
                                                 6,525  Comtech Telecommunications Corp. (d)                        212,911
                                                     8  CycleLogic, Inc. (d)                                              0
                                                 5,000  Digi International, Inc. (d)                                 59,300
                                                12,600  Ditech Communications Corp. (d)                              81,774
                                                 9,013  Echelon Corp. (d)                                            62,009
                                                 2,500  EndWare Corp. (d)                                           119,000
                                                22,500  Entrust, Inc. (d)                                           107,775
                                                36,500  Extreme Networks (d)                                        149,650
                                                50,500  Finisar Corp. (b)(d)                                         53,025
                                                34,000  Foundry Networks, Inc. (d)                                  293,420
                                                25,300  Glenayre Technologies, Inc. (d)                              95,381
                                                24,296  Harmonic, Inc. (d)                                          117,350
                                                 5,800  InPhonic, Inc. (d)                                           89,204
                                                 6,377  Inter-Tel, Inc.                                             118,676
                                                11,300  InterVoice, Inc. (d)                                         97,519
                                                 8,729  Ixia (d)                                                    169,692

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 7,100  j2 Global Communications, Inc. (d)                $         244,524
                                                10,700  Netgear, Inc. (d)                                           199,020
                                                10,300  Novatel Wireless, Inc. (d)                                  128,441
                                                30,819  Oplink Communications, Inc. (d)                              52,700
                                                 4,483  Optical Communication Products, Inc. (d)                      8,518
                                                 9,600  Redback Networks, Inc. (d)                                   61,248
                                                10,508  Seachange International, Inc. (d)                            73,766
                                                12,588  Secure Computing Corp. (d)                                  136,957
                                                70,400  Sonus Networks, Inc. (d)                                    336,512
                                                 7,710  Standard Microsystems Corp. (d)                             180,260
                                                52,900  Sycamore Networks, Inc. (d)                                 182,505
                                                 5,300  Syniverse Holdings, Inc. (d)                                 74,200
                                                61,700  TIBCO Software, Inc. (d)                                    403,518
                                                 6,480  Talx Corp.                                                  187,337
                                                16,900  Tekelec (d)                                                 283,920
                                                14,600  Telkonet, Inc. (d)                                           71,978
                                                 8,030  Terremark Worldwide, Inc. (d)                                56,210
                                                 2,640  Ulticom, Inc. (d)                                            28,010
                                                27,400  UTStarcom, Inc. (d)                                         205,226
                                                 6,501  Viasat, Inc. (d)                                            132,165
                                                 9,931  WebEx Communications, Inc. (d)                              262,278
                                                16,200  Westell Technologies, Inc. Class A (d)                       96,876
                                                14,975  Zhone Technologies, Inc. (d)                                 49,717
                                                                                                          -----------------
                                                                                                                  8,822,489
---------------------------------------------------------------------------------------------------------------------------
Computer Services, Software &                    7,800  AMICAS, Inc. (d)                                             35,334
Systems - 4.5%                                  27,900  Acxiom Corp.                                                582,552
                                                16,802  Agile Software Corp. (d)                                    105,853
                                                 6,600  Altiris, Inc. (d)                                            96,888
                                                 4,000  American Reprographics Co. (d)                               64,360
                                                 1,000  Ansoft Corp. (d)                                             24,160
                                                10,432  Ansys, Inc. (d)                                             370,440
                                                 7,600  Anteon International Corp. (d)                              346,712
                                                13,000  Applied Digital Solutions, Inc. (d)                          42,640
                                                19,780  Ariba, Inc. (d)                                             114,724
                                                14,697  AsiaInfo Holdings, Inc. (d)                                  80,980
                                                16,208  Aspen Technology, Inc. (d)                                   84,282
                                                 8,300  Audible, Inc. (d)                                           144,171
                                                52,000  BearingPoint, Inc. (d)                                      381,160
                                                 1,000  Blackbaud, Inc.                                              13,500
                                                 4,300  Blackboard, Inc. (d)                                        102,856
                                                 3,900  Blue Coat Systems, Inc. (d)                                 116,532
                                                26,867  Borland Software Corp. (d)                                  184,308
                                                 2,300  Bottomline Technologies, Inc. (d)                            34,431
                                                 2,500  COMSYS IT Partners, Inc. (d)                                 42,650
                                                16,402  Ciber, Inc. (d)                                             130,888
                                                 3,300  Click Commerce, Inc. (d)                                     75,801
                                                 8,000  Concur Technologies, Inc. (d)                                84,240
                                                 2,000  Constellation 3D, Inc. (d)                                        0
                                                 7,600  Covansys Corp. (d)                                           97,660
                                                11,964  Dendrite International, Inc. (d)                            165,103
                                                10,200  Digital River, Inc. (d)                                     323,850

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                24,307  Digitas, Inc. (d)                                 $         277,343
                                                24,380  E.piphany, Inc. (d)                                          84,842
                                                 5,300  eCollege.com, Inc. (d)                                       63,070
                                                 4,245  EPIQ Systems, Inc. (d)                                       69,448
                                                16,639  Electronics for Imaging (d)                                 350,085
                                                 3,000  Emageon, Inc. (d)                                            42,030
                                                15,900  Epicor Software Corp. (d)                                   209,880
                                                 4,100  Equinix, Inc. (b)(d)                                        177,694
                                                16,779  Gartner, Inc. Class A (d)                                   178,193
                                                 2,600  Gartner, Inc. Class B (d)                                    27,534
                                                 7,700  Infocrossing, Inc. (d)                                       96,019
                                                25,500  Informatica Corp. (d)                                       213,945
                                                 1,800  Integral Systems, Inc.                                       40,734
                                                14,200  Internet Capital Group, Inc. (d)                            104,086
                                                11,700  Internet Security Systems (d)                               237,393
                                                 4,400  Intervideo, Inc. (d)                                         63,272
                                                14,425  Interwoven, Inc. (d)                                        108,620
                                                 4,300  iGate Corp. (d)                                              15,394
                                                 9,908  JDA Software Group, Inc. (d)                                112,753
                                                 6,100  Jupitermedia Corp. (d)                                      104,493
                                                 6,200  Kanbay International, Inc. (d)                              143,282
                                                16,058  Keane, Inc. (d)                                             219,995
                                                 4,438  Keynote Systems, Inc. (d)                                    51,791
                                                15,200  Lawson Software, Inc. (b)(d)                                 78,280
                                                12,800  Lionbridge Technologies (d)                                  86,784
                                                 5,974  MRO Software, Inc. (d)                                       87,280
                                                15,100  Macrovision Corp. (d)                                       340,354
                                                 8,200  Magma Design Automation, Inc. (d)                            68,552
                                                 9,139  Manhattan Associates, Inc. (d)                              175,560
                                                 4,700  Mantech International Corp. Class A (d)                     145,888
                                                 6,200  Mapinfo Corp. (d)                                            65,162
                                                15,997  Matrixone, Inc. (d)                                          79,985
                                                23,300  Mentor Graphics Corp. (d)                                   238,825
                                                 7,356  Mercury Computer Systems, Inc. (d)                          201,334
                                                 4,900  Merge Technologies, Inc. (d)                                 91,875
                                                 4,900  MicroStrategy, Inc. Class A (d)                             259,896
                                                26,500  Micromuse, Inc. (d)                                         149,990
                                                11,398  Micros Systems, Inc. (d)                                    510,061
                                                 8,900  Motive, Inc. (d)                                             88,377
                                                 3,200  Ness Technologies, Inc. (d)                                  33,984
                                                16,774  NetIQ Corp. (d)                                             190,385
                                                 5,185  Netscout Systems, Inc. (d)                                   34,169
                                                 1,900  Niku Corp. (d)                                               39,387
                                                 5,700  Online Resources Corp. (d)                                   64,467
                                                 7,100  Open Solutions, Inc. (d)                                    144,201
                                                20,533  Openwave Systems, Inc. (d)                                  336,741
                                                18,400  Opsware, Inc. (d)                                            94,208
                                                 1,800  PAR Technology Corp. (d)                                     57,600
                                                 3,900  PDF Solutions, Inc. (d)                                      51,168
                                                10,507  Packeteer, Inc. (d)                                         148,149
                                                84,700  Parametric Technology Corp. (d)                             540,386

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 1,400  Pegasystems, Inc. (d)                             $           8,260
                                                21,791  Pinnacle Systems, Inc. (d)                                  119,851
                                                11,108  Progress Software Corp. (d)                                 334,906
                                                 3,500  QAD, Inc.                                                    26,950
                                                17,200  Quest Software, Inc. (d)                                    234,436
                                                33,200  RealNetworks, Inc. (b)(d)                                   165,004
                                                 5,100  RightNow Technologies, Inc. (d)                              61,302
                                                 2,100  SI International, Inc. (d)                                   62,916
                                                 3,989  SPSS, Inc. (d)                                               76,629
                                                 5,600  SS&C Technologies, Inc.                                     177,408
                                                   500  SSA Global Techonologies, Inc. (d)                            6,000
                                                 7,761  SYKES Enterprises, Inc. (d)                                  73,574
                                                 1,100  SYNNEX Corp. (d)                                             19,261
                                                 7,399  SafeNet, Inc. (d)                                           252,010
                                                26,592  Sapient Corp. (d)                                           210,875
                                                25,995  ScanSoft, Inc. (d)                                           98,261
                                                15,127  Seebeyond Technology Corp. (d)                               63,231
                                                 8,997  Serena Software, Inc. (d)                                   173,642
                                                16,041  SonicWALL, Inc. (d)                                          86,461
                                                 6,700  Stellent, Inc. (d)                                           50,250
                                                12,900  SupportSoft, Inc. (d)                                        66,951
                                                 1,583  Syntel, Inc.                                                 25,375
                                                12,585  Transaction Systems Architects, Inc. Class A (d)            309,969
                                                11,008  Trizetto Group (d)                                          154,222
                                                10,600  Tyler Technologies, Inc. (d)                                 80,136
                                                 6,500  Ultimate Software Group, Inc. (d)                           106,600
                                                 5,400  Vasco Data Security International (d)                        52,110
                                                 6,100  VeriFone Holdings, Inc. (d)                                  99,125
                                                 3,100  Verint Systems, Inc. (d)                                     99,696
                                                11,267  Verity, Inc. (d)                                             98,812
                                                 9,280  Vignette Corp. (d)                                          104,400
                                                 7,151  Websense, Inc. (d)                                          343,606
                                                22,800  Wind River Systems, Inc. (d)                                357,504
                                                 7,800  Witness Systems, Inc. (d)                                   142,194
                                                17,220  webMethods, Inc. (d)                                         96,432
                                                13,308  Zoran Corp. (d)                                             176,863
                                                                                                          -----------------
                                                                                                                 15,856,241
---------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.7%                      38,200  Adaptec, Inc. (d)                                           148,216
                                                22,034  Advanced Digital Information Corp. (d)                      167,458
                                                 4,300  Cyberguard Corp. (b)(d)                                      25,563
                                                17,100  Dot Hill Systems Corp. (d)                                   89,604
                                                25,200  Emulex Corp. (d)                                            460,152
                                                 9,809  FalconStor Software, Inc. (b)(d)                             64,053
                                                 5,100  Fargo Electronics, Inc. (d)                                 101,949
                                                12,882  Filenet Corp. (d)                                           323,853
                                                71,300  Gateway, Inc. (d)                                           235,290
                                                 7,517  Hutchinson Technology, Inc. (d)                             289,480
                                                10,100  Imation Corp.                                               391,779
                                                 9,496  Intergraph Corp. (d)                                        327,232
                                                 9,500  Komag, Inc. (d)                                             269,515
                                                24,674  Lexar Media, Inc. (b)(d)                                    121,149

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                72,400  Maxtor Corp. (d)                                  $         376,480
                                                35,700  McData Corp. (d)                                            142,800
                                                 6,400  Mobility Electronics, Inc. (d)                               58,560
                                                12,794  PalmOne, Inc. (d)                                           380,877
                                                24,500  Perot Systems Corp. Class A (d)                             348,390
                                                 4,700  Phoenix Technologies Ltd. (d)                                36,566
                                                53,000  Quantum Corp. (d)                                           157,410
                                                21,062  RSA Security, Inc. (d)                                      241,792
                                                 6,200  Radiant Systems, Inc. (d)                                    70,680
                                                 5,942  Radisys Corp. (d)                                            95,963
                                                 4,200  Rimage Corp. (d)                                             89,166
                                                 3,100  Stratasys, Inc. (d)                                         101,308
                                                 7,500  Synaptics, Inc. (d)                                         160,200
                                                 7,100  Trident Microsystems, Inc. (d)                              161,099
                                                15,709  UNOVA, Inc. (d)                                             418,331
                                                                                                          -----------------
                                                                                                                  5,854,915
---------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                              4,500  Brookfield Homes Corp.                                      205,200
                                                 4,818  EMCOR Group, Inc. (d)                                       235,600
                                                10,171  Granite Construction, Inc.                                  285,805
                                                 3,900  Perini Corp. (d)                                             64,038
                                                 8,500  Washington Group International, Inc. (d)                    434,520
                                                                                                          -----------------
                                                                                                                  1,225,163
---------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%                     13,867  Alloy, Inc. (b)(d)                                           71,276
                                                 7,653  Atari Inc. (d)                                               21,275
                                                41,000  CNET Networks, Inc. (d)                                     481,340
                                                 4,700  DTS, Inc. (d)                                                83,801
                                                35,100  DoubleClick, Inc. (d)                                       294,489
                                                38,300  Earthlink, Inc. (d)                                         331,678
                                                 9,900  Infospace, Inc. (d)                                         326,007
                                                13,000  Ipass, Inc. (d)                                              78,780
                                                10,800  iVillage, Inc. (d)                                           64,584
                                                 4,300  Jamdat Mobile, Inc. (d)                                     119,024
                                                 2,700  Lifeline Systems, Inc. (d)                                   86,724
                                                 6,200  LoJack Corp. (d)                                            108,872
                                                 7,674  Midway Games, Inc. (b)(d)                                    84,107
                                                 9,500  NIC, Inc. (d)                                                43,890
                                                 7,700  Navarre Corp. (b)(d)                                         61,562
                                                12,200  NetFlix, Inc. (d)                                           200,202
                                                 8,500  Sohu.com, Inc. (d)                                          186,320
                                                11,825  THQ, Inc. (d)                                               346,118
                                                16,650  United Online, Inc.                                         180,819
                                                 4,086  Universal Electronics, Inc. (d)                              67,787
                                                                                                          -----------------
                                                                                                                  3,238,655
---------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.9%                         9,200  Blyth, Inc.                                                 258,060
                                                 5,400  CNS, Inc.                                                   123,390
                                                 1,891  CSS Industries, Inc.                                         63,991
                                                 2,600  Citi Trends, Inc. (d)                                        47,008
                                                 8,800  Jarden Corp. (d)                                            474,496
                                                 5,900  Mannatech, Inc.                                             112,218
                                                 9,573  Matthews International Corp. Class A                        372,964

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 9,963  Nautilus, Inc.                                    $         283,946
                                                 7,300  Oakley, Inc.                                                124,319
                                                10,376  Playtex Products, Inc. (d)                                  111,646
                                                 5,400  RC2 Corp. (d)                                               202,878
                                                11,491  The Topps Co., Inc.                                         115,255
                                                16,274  Tupperware Corp.                                            380,323
                                                 3,100  USANA Health Sciences, Inc. (b)(d)                          131,130
                                                 1,900  Water Pik Technologies, Inc. (d)                             36,195
                                                13,583  Yankee Candle Co., Inc.                                     436,014
                                                                                                          -----------------
                                                                                                                  3,273,833
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                 4,075  Greif, Inc.                                                 248,982
Glass - 0.2%                                     5,271  Mobile Mini, Inc. (d)                                       181,744
                                                 3,300  Silgan Holdings, Inc.                                       185,592
                                                                                                          -----------------
                                                                                                                    616,318
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                 19,100  Graphic Packaging Corp. (d)                                  69,715
Plastic - 0.0%                                   7,852  Myers Industries, Inc.                                       98,150
                                                                                                          -----------------
                                                                                                                    167,865
---------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                   10,982  Mueller Industries, Inc.                                    297,612

---------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                 7,593  Elizabeth Arden, Inc. (d)                                   177,600
                                                 1,700  Inter Parfums, Inc.                                          32,963
                                                17,426  Nu Skin Enterprises, Inc. Class A                           406,026
                                                 1,500  Parlux Fragrances, Inc. (b)(d)                               41,505
                                                42,883  Revlon, Inc. Class A (d)                                    131,651
                                                                                                          -----------------
                                                                                                                    789,745
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%            8,400  Euronet Worldwide, Inc. (d)                                 244,188
                                                15,000  F.N.B. Corp.                                                294,750
                                                 3,000  Greenhill & Co., Inc.                                       121,530
                                                   900  Huron Consulting Group, Inc. (d)                             21,195
                                                10,308  Jones Lang LaSalle, Inc. (d)                                455,923
                                                12,100  The Nasdaq Stock Market, Inc. (d)                           228,206
                                                10,900  USI Holdings Corp. (d)                                      140,392
                                                                                                          -----------------
                                                                                                                  1,506,184
---------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.7%       13,560  Acuity Brands, Inc.                                         348,356
                                                 9,516  Armor Holdings, Inc. (d)                                    376,929
                                                 5,257  Barnes Group, Inc.                                          174,007
                                                11,094  Brady Corp.                                                 343,914
                                                16,710  Clarcor, Inc.                                               488,767
                                                12,462  Hexcel Corp. (d)                                            210,857
                                                21,314  Olin Corp.                                                  388,767
                                                 8,445  Tredegar Corp.                                              131,742
                                                                                                          -----------------
                                                                                                                  2,463,339
---------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                 432  Arden Group, Inc. Class A                                    34,249
                                                16,907  Casey's General Stores, Inc.                                335,097
                                                 5,731  Great Atlantic & Pacific Tea Co. (d)                        166,543
                                                 5,664  Ingles Markets, Inc. Class A                                 77,993
                                                 9,183  Longs Drug Stores Corp.                                     395,328
                                                 4,577  Nash Finch Co.                                              168,159
                                                 9,342  Pathmark Stores, Inc. (d)                                    81,836
                                                10,769  Ruddick Corp.                                               274,933

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 3,929  Smart & Final, Inc. (d)                           $          48,130
                                                 7,700  Spartan Stores, Inc. (d)                                    112,959
                                                 4,300  Weis Markets, Inc.                                          166,797
                                                 8,829  Wild Oats Markets, Inc. (d)                                 101,092
                                                                                                          -----------------
                                                                                                                  1,963,116
---------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.9%                  25,100  AVANIR Pharmaceuticals Class A (d)                           70,280
                                                 2,300  Acadia Pharmaceuticals, Inc. (d)                             19,320
                                                13,100  Adolor Corp. (d)                                            121,175
                                                27,100  Alkermes, Inc. (d)                                          358,262
                                                11,025  Alpharma, Inc. Class A                                      159,532
                                                32,500  Amylin Pharmaceuticals, Inc. (d)                            680,225
                                                20,600  Andrx Corp. (d)                                             418,386
                                                12,500  Atherogenics Inc. (b)(d)                                    199,750
                                                 4,000  Bentley Pharmaceuticals, Inc. (d)                            43,800
                                                21,648  BioMarin Pharmaceuticals, Inc. (d)                          162,144
                                                 5,810  Bone Care International, Inc. (d)                           191,556
                                                11,900  CV Therapeutics, Inc. (d)                                   266,798
                                                 1,300  Caraco Pharmaceutical Laboratories Ltd. (d)                  11,154
                                                 5,900  Chattem, Inc. (d)                                           244,260
                                                10,902  Connetics Corp. (d)                                         192,311
                                                18,000  Dendreon Corp. (b)(d)                                        94,140
                                                15,300  Durect Corp. (b)(d)                                          77,877
                                                 7,200  Dusa Pharmaceuticals, Inc. (d)                               66,960
                                                 7,695  Enzo Biochem, Inc. (d)                                      137,971
                                                11,800  Eyetech Pharmaceuticals, Inc. (d)                           149,152
                                                 9,400  First Horizon Pharmaceutical Corp. (d)                      178,976
                                                   300  GTx, Inc. (d)                                                 2,982
                                                 2,200  Hi-Tech Pharmacal Co., Inc. (d)                              70,092
                                                13,127  Immunogen, Inc. (d)                                          76,005
                                                16,000  Impax Laboratories, Inc. (d)                                251,200
                                                12,800  Inspire Pharmaceuticals, Inc. (d)                           107,776
                                                21,989  Isis Pharmaceuticals, Inc. (d)                               85,977
                                                 6,600  Ista Pharmaceuticals, Inc. (d)                               54,912
                                                10,800  KV Pharmaceutical Co. Class A (d)                           180,900
                                                23,116  Ligand Pharmaceuticals, Inc. Class B (d)                    160,656
                                                20,300  MGI Pharma, Inc. (d)                                        441,728
                                                33,200  Medarex, Inc. (d)                                           276,556
                                                14,827  Medicines Co. (d)                                           346,804
                                                15,300  Medicis Pharmaceutical Corp. Class A                        485,469
                                                24,300  Nektar Therapeutics (d)                                     409,212
                                                 6,245  Neopharm, Inc. (d)                                           62,388
                                                 1,100  New River Pharmaceuticals, Inc. (d)                          33,022
                                                 5,900  NitroMed, Inc. (d)                                          114,755
                                                 8,331  Noven Pharmaceuticals, Inc. (d)                             145,626
                                                11,300  Onyx Pharmaceuticals, Inc. (d)                              269,844
                                                 9,500  Pain Therapeutics, Inc. (d)                                  64,125
                                                10,200  Par Pharmaceutical Cos., Inc. (d)                           324,462
                                                 8,200  Penwest Pharmaceuticals Co. (d)                              96,924
                                                23,215  Perrigo Co.                                                 323,617
                                                 6,500  Pharmion Corp. (d)                                          150,865
                                                 8,200  Pozen, Inc. (d)                                              67,240


Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 9,700  Priority Healthcare Corp. (d)                     $         245,992
                                                10,419  Regeneron Pharmaceuticals, Inc. (d)                          87,415
                                                 7,100  Renovis, Inc. (d)                                           108,417
                                                 4,850  SFBC International, Inc. (d)                                187,356
                                                12,100  Salix Pharmaceuticals Ltd. (d)                              213,686
                                                14,682  SuperGen, Inc. (d)                                           72,529
                                                 7,446  United Therapeutics Corp. (d)                               358,897
                                                29,700  Vertex Pharmaceuticals, Inc. (d)                            500,148
                                                                                                          -----------------
                                                                                                                 10,221,606
---------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                        8,104  Bright Horizons Family Solutions, Inc. (d)                  329,995
                                                25,700  Corinthian Colleges, Inc. (d)                               328,189
                                                16,300  DeVry, Inc. (d)                                             324,370
                                                 3,400  Educate, Inc. (d)                                            48,110
                                                 5,030  Learning Tree International, Inc. (d)                        60,461
                                                 2,249  Renaissance Learning, Inc.                                   45,655
                                                 4,620  Strayer Education, Inc.                                     398,521
                                                 5,500  Universal Technical Institute, Inc. (d)                     182,600
                                                                                                          -----------------
                                                                                                                  1,717,901
---------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                 12,786  Benchmark Electronics, Inc. (d)                             388,950
                                                 2,200  LeCroy Corp. (d)                                             30,250
                                                 4,100  OSI Systems, Inc. (d)                                        64,739
                                                12,998  Plexus Corp. (d)                                            184,962
                                                 8,832  Power Integrations, Inc. (d)                                190,506
                                                11,900  TTM Technologies, Inc. (d)                                   90,559
                                                 5,607  Universal Display Corp. (d)                                  57,640
                                                                                                          -----------------
                                                                                                                  1,007,606
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.8%         5,281  AO Smith Corp.                                              141,056
                                                 7,100  American Superconductor Corp. (d)                            64,965
                                                 9,971  Baldor Electric Co.                                         242,495
                                                11,208  CTS Corp.                                                   137,746
                                                 8,418  Cohu, Inc.                                                  168,781
                                                 2,100  Color Kinetics, Inc. (d)                                     22,344
                                                 5,660  Franklin Electric Co., Inc.                                 218,759
                                                13,490  General Cable Corp. (d)                                     200,057
                                                 7,216  Genlyte Group, Inc. (d)                                     351,708
                                                 6,760  Littelfuse, Inc. (d)                                        188,266
                                                10,100  MKS Instruments, Inc. (d)                                   170,589
                                                 2,031  Powell Industries, Inc. (d)                                  38,325
                                                19,500  Power-One, Inc. (d)                                         123,045
                                                 7,300  Sonic Solutions, Inc. (d)                                   135,780
                                                 5,500  Spatialight, Inc. (b)(d)                                     30,965
                                                20,200  Taser International, Inc. (b)(d)                            202,808
                                                12,161  Technitrol, Inc.                                            171,835
                                                 4,379  Triumph Group, Inc. (d)                                     152,214
                                                                                                          -----------------
                                                                                                                  2,761,738
---------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%          22,300  Maytag Corp.                                                349,218
                                                 1,450  National Presto Industries, Inc.                             63,902
                                                                                                          -----------------
                                                                                                                    413,120
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                              22,312  Aeroflex, Inc. (d)                                $         187,421
                                                10,263  Agilysys, Inc.                                              161,129
                                                 3,532  BEI Technologies, Inc.                                       94,234
                                                 4,399  Daktronics, Inc.                                             88,024
                                                 6,872  II-VI, Inc. (d)                                             126,376
                                                22,500  Kopin Corp. (d)                                             114,750
                                                35,566  MRV Communications, Inc. (d)                                 77,178
                                                11,380  Methode Electronics, Inc.                                   135,081
                                                 1,300  Multi-Fineline Electronix, Inc. (d)                          23,920
                                                 6,649  Park Electrochemical Corp.                                  167,555
                                                20,100  Semtech Corp. (d)                                           334,665
                                                 2,067  Supertex, Inc. (d)                                           36,503
                                                                                                          -----------------
                                                                                                                  1,546,836
---------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &               3,400  Faro Technologies, Inc. (d)                                  92,684
Meters - 0.2%                                    7,482  Itron, Inc. (d)                                             334,296
                                                 3,801  Keithley Instruments, Inc.                                   58,573
                                                 2,500  Measurement Specialties, Inc. (d)                            58,025
                                                 4,400  Metrologic Instruments, Inc. (d)                             55,176
                                                                                                          -----------------
                                                                                                                    598,754
---------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%              4,372  Analogic Corp.                                              219,999
                                                 4,800  Aspect Medical Systems, Inc. (d)                            142,752
                                                 6,087  Bruker BioSciences Corp. (d)                                 24,287
                                                 6,400  Candela Corp. (d)                                            66,880
                                                 4,170  Datascope Corp.                                             139,069
                                                 9,500  EPIX Pharmaceuticals, Inc. (d)                               84,075
                                                15,150  eResearch Technology, Inc. (d)                              202,858
                                                 7,772  Haemonetics Corp. (d)                                       315,854
                                                 8,400  HealthTronics, Inc. (d)                                     109,116
                                                 6,600  Hologic, Inc. (d)                                           262,350
                                                 9,100  Illumina, Inc. (d)                                          109,837
                                                 5,200  IntraLase Corp. (d)                                         102,024
                                                10,381  Intuitive Surgical, Inc. (d)                                484,170
                                                 7,051  Luminex Corp. (d)                                            69,382
                                                 2,900  Neurometrix, Inc. (d)                                        58,087
                                                 7,088  Possis Medical, Inc. (d)                                     71,801
                                                 2,800  Quality Systems, Inc.                                       132,664
                                                 4,200  Somanetics Corp. (d)                                         93,786
                                                 7,132  TriPath Imaging, Inc. (d)                                    61,050
                                                 6,500  Wilson Greatbatch Technologies, Inc. (d)                    155,350
                                                 3,961  Zoll Medical Corp. (d)                                      100,807
                                                                                                          -----------------
                                                                                                                  3,006,198
---------------------------------------------------------------------------------------------------------------------------
Electronics:                                    10,700  AMIS Holdings, Inc. (d)                                     142,738
Semi-Conductors/Components - 2.8%                9,716  Actel Corp. (d)                                             135,052
                                                34,000  Amkor Technology, Inc. (d)                                  153,000
                                                84,200  Applied Micro Circuits Corp. (d)                            215,552
                                               117,500  Atmel Corp. (d)                                             278,475
                                                11,400  Bell Microproducts, Inc. (d)                                107,160
                                                25,200  Cirrus Logic, Inc. (d)                                      133,812
                                               128,100  Conexant Systems, Inc. (d)                                  206,241
                                                37,700  Cypress Semiconductor Corp. (d)                             474,643

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 9,783  DSP Group, Inc. (d)                               $         233,520
                                                 3,750  Diodes, Inc. (d)                                            117,000
                                                14,827  Exar Corp. (d)                                              220,774
                                                 3,173  Excel Technology, Inc. (d)                                   77,104
                                                33,600  Fairchild Semiconductor International, Inc. (d)             495,600
                                                 8,900  Formfactor, Inc. (d)                                        235,138
                                                11,300  Genesis Microchip, Inc. (d)                                 208,598
                                                 5,893  IXYS Corp. (d)                                               83,563
                                                22,600  Integrated Circuit Systems, Inc. (d)                        466,464
                                                31,900  Integrated Device Technology, Inc. (d)                      342,925
                                                11,138  Integrated Silicon Solutions, Inc. (d)                       82,533
                                                11,200  International DisplayWorks, Inc. (d)                         89,600
                                                34,000  Lattice Semiconductor Corp. (d)                             150,960
                                                 2,700  Leadis Technology, Inc. (d)                                  21,735
                                                10,500  MIPS Technologies, Inc. (d)                                  75,600
                                                20,300  Micrel, Inc. (d)                                            233,856
                                                19,490  Microsemi Corp. (d)                                         366,412
                                                15,600  Microtune, Inc. (d)                                          78,234
                                                 2,900  Monolithic Power Systems, Inc. (d)                           25,752
                                                 4,400  Netlogic Microsystems, Inc. (d)                              78,012
                                                40,100  ON Semiconductor Corp. (d)                                  184,460
                                                17,300  Omnivision Technologies, Inc. (b)(d)                        235,107
                                                 7,000  PLX Technology, Inc. (d)                                     71,120
                                                51,100  PMC - Sierra, Inc. (d)                                      476,763
                                                 6,993  Pericom Semiconductor Corp. (d)                              56,923
                                                13,964  Pixelworks, Inc. (d)                                        119,811
                                                 5,700  Portalplayer, Inc. (d)                                      118,674
                                                60,300  RF Micro Devices, Inc. (d)                                  327,429
                                                28,300  Rambus, Inc. (d)                                            378,654
                                                 9,800  Sigmatel, Inc. (d)                                          168,168
                                                23,776  Silicon Image, Inc. (d)                                     243,942
                                                11,900  Silicon Laboratories, Inc. (d)                              311,899
                                                26,358  Silicon Storage Technology, Inc. (d)                        106,223
                                                12,300  Sirf Technology Holdings, Inc. (d)                          217,464
                                                47,233  Skyworks Solutions, Inc. (d)                                348,107
                                                12,400  Tessera Technologies, Inc. (d)                              414,284
                                                40,000  Transwitch Corp. (d)                                         82,000
                                                41,536  Triquint Semiconductor, Inc. (d)                            138,315
                                                 2,200  Virage Logic Corp. (d)                                       22,660
                                                70,400  Vitesse Semiconductor Corp. (d)                             147,136
                                                 3,200  Volterra Semiconductor Corp. (d)                             47,648
                                                                                                          -----------------
                                                                                                                  9,746,840
---------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.8%                   2,700  3D Systems Corp. (d)                                         64,962
                                                 3,000  American Science & Engineering, Inc. (d)                    133,080
                                                13,023  Checkpoint Systems, Inc. (d)                                230,507
                                                10,080  Coherent, Inc. (d)                                          362,981
                                                 4,652  Cubic Corp.                                                  82,526
                                                 8,174  DRS Technologies, Inc.                                      419,163
                                                 5,726  EDO Corp.                                                   171,265
                                                 4,100  Essex Corp. (d)                                              93,808
                                                 5,750  Herley Industries, Inc. (d)                                 104,880

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                30,430  Identix, Inc. (d)                                 $         153,063
                                                 3,500  Innovative Solutions & Support, Inc. (d)                    117,495
                                                 9,384  Intermagnetics General Corp. (d)                            288,652
                                                 4,900  Ionatron, Inc. (d)                                           42,091
                                                25,900  Kemet Corp. (d)                                             163,170
                                                 2,500  LaBarge, Inc. (d)                                            45,375
                                                 3,700  Scansource, Inc. (d)                                        158,878
                                                 1,500  Sypris Solutions, Inc.                                       18,555
                                                                                                          -----------------
                                                                                                                  2,650,451
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                          8,900  Global Power Equipment Group, Inc. (d)                       70,755
                                                13,126  Plug Power, Inc. (b)(d)                                      89,913
                                                                                                          -----------------
                                                                                                                    160,668
---------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                    155,600  Calpine Corp. (b)(d)                                        529,040
                                                 1,000  Crosstex Energy, Inc.                                        48,300
                                                 9,000  Evergreen Solar, Inc. (d)                                    57,870
                                                14,426  FuelCell Energy, Inc. (b)(d)                                147,289
                                                 6,400  Holly Corp.                                                 298,688
                                                16,100  KFX, Inc. (b)(d)                                            230,069
                                                   200  Markwest Hydrocarbon, Inc.                                    4,640
                                                 5,058  Penn Virginia Corp.                                         225,941
                                                13,600  Syntroleum Corp. (d)                                        139,536
                                                 7,291  Tetra Technologies, Inc. (d)                                232,218
                                                11,397  Veritas DGC, Inc. (d)                                       316,153
                                                                                                          -----------------
                                                                                                                  2,229,744
---------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%        5,400  Clean Harbors, Inc. (d)                                     117,072
                                                14,602  Dycom Industries, Inc. (d)                                  289,266
                                                 1,300  Infrasource Services, Inc. (d)                               13,546
                                                 2,900  Layne Christensen Co. (d)                                    57,609
                                                34,100  Quanta Services, Inc. (d)                                   300,080
                                                11,277  URS Corp. (d)                                               421,196
                                                                                                          -----------------
                                                                                                                  1,198,769
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                             3,000  Carmike Cinemas, Inc.                                        92,040
                                                 5,040  Dover Motorsports, Inc.                                      30,240
                                                11,155  Gaylord Entertainment Co. (d)                               518,596
                                                 3,472  Lodgenet Entertainment Corp. (d)                             57,600
                                                 8,215  Movie Gallery, Inc.                                         217,122
                                                 4,155  Speedway Motorsports, Inc.                                  151,907
                                                                                                          -----------------
                                                                                                                  1,067,505
---------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.0%                              23,900  Terra Industries, Inc. (d)                                  162,759
---------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                         5,800  Accredited Home Lenders Holding Co. (d)                     255,200
                                                 3,900  Asta Funding, Inc.                                          108,342
                                                 1,300  Credit Acceptance Corporation (d)                            19,357
                                                   800  Delta Financial Corp.                                         7,608
                                                 2,300  International Securities Exchange, Inc. (d)                  57,753
                                                 3,050  MortgageIT Holdings, Inc.                                    55,663
                                                 1,400  United PanAm Financial Corp. (d)                             38,374
                                                 6,300  World Acceptance Corp. (d)                                  189,315
                                                                                                          -----------------
                                                                                                                    731,612
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                      20,400  Advance America Cash Advance                      $         326,400
                                                 2,450  Collegiate Funding Services LLC (d)                          35,721
                                                 5,000  Encore Capital Group, Inc. (d)                               85,000
                                                   200  QC Holdings, Inc. (d)                                         2,888
                                                                                                          -----------------
                                                                                                                    450,009
---------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &             8,000  Advent Software, Inc. (d)                                   162,080
Systems - 0.9%                                     995  CCC Information Services Group (d)                           23,830
                                                 5,689  CompuCredit Corp. (d)                                       195,019
                                                 8,000  Cybersource Corp. (d)                                        58,480
                                                11,330  Digital Insight Corp. (d)                                   271,014
                                                22,400  E-Loan, Inc. (d)                                             74,816
                                                15,288  eFunds Corp. (d)                                            275,031
                                                 8,623  eSpeed, Inc. Class A (d)                                     76,831
                                                15,900  Hypercom Corp. (d)                                          102,873
                                                 4,300  iPayment, Inc. (d)                                          157,036
                                                19,800  Jack Henry & Associates, Inc.                               362,538
                                                 9,182  John H. Harland Co.                                         348,916
                                                10,349  Kronos, Inc. (d)                                            417,996
                                                12,164  NDCHealth Corp.                                             218,587
                                                15,313  PRG-Schultz International, Inc. (d)                          43,183
                                                 2,600  TNS, Inc. (d)                                                60,762
                                                 6,100  TradeStation Group, Inc. (d)                                 52,338
                                                12,000  Wright Express Corp. (d)                                    221,640
                                                                                                          -----------------
                                                                                                                  3,122,970
---------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%            1,700  Bankrate, Inc. (d)                                           34,238
                                                 9,950  Factset Research Systems, Inc.                              356,608
                                                44,100  Homestore, Inc. (d)                                          89,523
                                                 1,200  Morningstar, Inc. (d)                                        33,780
                                                24,022  S1 Corp. (d)                                                113,144
                                                   400  Value Line, Inc.                                             15,700
                                                                                                          -----------------
                                                                                                                    642,993
---------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                   3,400  ACE Cash Express, Inc. (d)                                   86,904
                                                 5,700  Advanta Corp. Class B                                       160,512
                                                 1,400  Asset Acceptance Capital Corp. (d)                           36,274
                                                 9,419  Cash America International, Inc.                            189,510
                                                   400  Enstar Group, Inc. (d)                                       27,112
                                                 4,700  Federal Agricultural Mortgage Corp. Class B                 103,635
                                                 5,267  Financial Federal Corp.                                     203,517
                                                 5,200  First Cash Financial Services, Inc. (d)                     111,124
                                                 6,900  Harris & Harris Group, Inc.                                  82,179
                                                 5,499  LandAmerica Financial Group, Inc.                           326,476
                                                15,600  Metris Cos., Inc. (d)                                       225,576
                                                24,200  MoneyGram International, Inc.                               462,704
                                                 5,500  Portfolio Recovery Associates, Inc. (d)                     231,110
                                                 3,800  Sanders Morris Harris Group, Inc.                            65,360
                                                13,936  Sotheby's Holdings Class A (d)                              190,923
                                                 4,692  Sterling Bancorp                                            100,174
                                                 5,122  Stewart Information Services Corp.                          215,124
                                                 1,033  Stifel Financial Corp. (d)                                   24,957

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 2,676  Triad Guaranty, Inc. (d)                          $         134,844
                                                 2,291  WSFS Financial Corp.                                        125,341
                                                                                                          -----------------
                                                                                                                  3,103,356
---------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                                     4,934  American Italian Pasta Co. Class A                          103,713
                                                11,400  Chiquita Brands International, Inc.                         313,044
                                                11,056  Flowers Foods, Inc.                                         390,940
                                                 8,757  Hain Celestial Group, Inc. (d)                              170,761
                                                 2,300  J&J Snack Foods Corp.                                       120,405
                                                 2,300  John B. Sanfilippo & Son, Inc. (d)                           53,038
                                                10,100  Lance, Inc.                                                 173,821
                                                 3,100  M&F Worldwide Corp. (d)                                      41,416
                                                   963  Maui Land & Pineapple Co., Inc. (d)                          36,671
                                                15,700  NBTY, Inc. (d)                                              407,258
                                                 4,500  Natures Sunshine Prods, Inc.                                 78,480
                                                13,300  Performance Food Group Co. (d)                              401,793
                                                 1,500  Provide Commerce, Inc. (d)                                   32,385
                                                 9,795  Ralcorp Holdings, Inc. (d)                                  403,064
                                                 5,550  Sanderson Farms, Inc.                                       252,192
                                                   112  Seaboard Corp.                                              186,368
                                                15,057  Sensient Technologies Corp.                                 310,325
                                                 6,300  Tootsie Roll Industries, Inc.                               184,275
                                                                                                          -----------------
                                                                                                                  3,659,949
---------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                           3,209  Deltic Timber Corp.                                         122,038
                                                16,521  Longview Fibre Co.                                          339,507
                                                 9,197  Potlatch Corp.                                              481,279
                                                 5,634  Universal Forest Products, Inc.                             233,529
                                                                                                          -----------------
                                                                                                                  1,176,353
---------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%            5,600  Ennis, Inc.                                                 101,472
                                                 5,145  The Standard Register Co.                                    81,342
                                                                                                          -----------------
                                                                                                                    182,814
---------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%             12,000  Alderwoods Group, Inc. (d)                                  172,440
                                                31,824  Stewart Enterprises, Inc. Class A                           208,129
                                                                                                          -----------------
                                                                                                                    380,569
---------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                    10,800  Apogee Enterprises, Inc.                                    165,996
---------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                     78,300  Coeur d'Alene Mines Corp. (d)                               284,229
                                                 6,700  Royal Gold, Inc.                                            134,804
                                                                                                          -----------------
                                                                                                                    419,033
---------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.9%                   10,000  American Healthways, Inc. (d)                               422,700
                                                35,026  Beverly Enterprises, Inc. (d)                               446,231
                                                 5,700  Genesis HealthCare Corp. (d)                                263,796
                                                 7,900  Kindred Healthcare, Inc. (d)                                312,919
                                                 5,950  LCA-Vision, Inc.                                            288,337
                                                 2,100  Medcath Corp. (d)                                            58,359
                                                 1,900  National Healthcare Corp.                                    67,089
                                                17,400  PainCare Holdings, Inc. (d)                                  75,342
                                                 6,700  Psychiatric Solutions, Inc. (d)                             326,357
                                                 2,500  Radiation Therapy Services, Inc. (d)                         66,375
                                                 4,200  Res-Care, Inc. (d)                                           56,952
                                                 1,824  Specialty Laboratories, Inc. (d)                             15,340

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 5,037  Sunrise Senior Living, Inc. (d)                   $         271,897
                                                 9,300  United Surgical Partners International, Inc. (d)            484,344
                                                                                                          -----------------
                                                                                                                  3,156,038
---------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.7%           5,800  Allied Healthcare International, Inc. (d)                    41,064
                                                 9,441  Allscripts Healthcare Solutions, Inc. (d)                   156,815
                                                 1,200  American Dental Partners, Inc. (d)                           29,292
                                                10,100  Amsurg Corp. (d)                                            279,669
                                                 7,400  Bioscript, Inc. (d)                                          44,400
                                                13,500  Centene Corp. (d)                                           453,330
                                                 3,100  Computer Programs & Systems, Inc.                           115,537
                                                 1,957  Corvel Corp. (d)                                             49,160
                                                11,331  Eclipsys Corp. (d)                                          159,427
                                                17,097  Hooper Holmes, Inc.                                          70,953
                                                 2,000  Horizon Health Corp. (d)                                     46,780
                                                 2,800  Molina Healthcare, Inc. (d)                                 123,928
                                                22,900  OCA, Inc. (b)(d)                                             43,052
                                                 7,000  Pediatrix Medical Group, Inc. (d)                           514,780
                                                 7,898  Per-Se Technologies, Inc. (d)                               166,016
                                                 9,900  Phase Forward, Inc. (d)                                      67,320
                                                 5,200  Vital Images, Inc. (d)                                       93,340
                                                 4,700  WellCare Health Plans, Inc. (d)                             166,897
                                                                                                          -----------------
                                                                                                                  2,621,760
---------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                      2,800  Adeza Biomedical Corp. (d)                                   47,544
                                                 2,500  Alliance Imaging, Inc. (d)                                   26,150
                                                 5,500  Amedisys, Inc. (d)                                          202,290
                                                 6,800  America Retirement Corp. (d)                                 99,416
                                                15,500  Apria Healthcare Group, Inc. (d)                            536,920
                                                 3,000  Bio-Reference Labs, Inc. (d)                                 41,640
                                                 7,012  Gentiva Health Services, Inc. (d)                           125,234
                                                 9,625  Healthcare Services Group                                   193,270
                                                 6,427  IDX Systems Corp. (d)                                       193,710
                                                 6,100  LabOne, Inc. (d)                                            242,841
                                                 5,300  Matria Healthcare, Inc. (d)                                 170,819
                                                10,300  Odyssey HealthCare, Inc. (d)                                148,526
                                                 3,900  Symbion, Inc. (d)                                            93,015
                                                 4,600  VistaCare, Inc. Class A (d)                                  84,962
                                                                                                          -----------------
                                                                                                                  2,206,337
---------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                              2,100  Comstock Homebuilding Cos., Inc. Class A (d)                 50,862
                                                 4,960  Levitt Corp. Class A                                        148,403
                                                 4,200  M/I Homes, Inc.                                             227,220
                                                   700  Orleans Homebuilders, Inc.                                   16,422
                                                 3,562  Technical Olympic USA, Inc.                                  86,485
                                                 1,100  William Lyon Homes, Inc. (d)                                106,711
                                                                                                          -----------------
                                                                                                                    636,103
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                               7,200  Lodgian, Inc. (d)                                 $          73,944
                                                 5,979  Marcus Corp.                                                126,874
                                                                                                          -----------------
                                                                                                                    200,818

---------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                     3,300  American Woodmark Corp.                                      99,033
                                                 3,200  Bassett Furniture Industries, Inc.                           60,352
                                                11,400  The Bombay Co., Inc. (d)                                     64,980
                                                 9,800  Ethan Allen Interiors, Inc.                                 328,398
                                                15,300  Furniture Brands International, Inc.                        330,633
                                                 5,036  Haverty Furniture Cos., Inc.                                 74,432
                                                 1,700  Hooker Furniture Corp.                                       29,563
                                                16,400  La-Z-Boy, Inc.                                              238,948
                                                 4,488  Libbey, Inc.                                                 70,955
                                                 2,300  Lifetime Hoan Corp.                                          44,919
                                                10,800  Select Comfort Corp. (d)                                    231,444
                                                 5,200  Stanley Furniture Co., Inc.                                 127,712
                                                                                                          -----------------
                                                                                                                  1,701,369
---------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                  6,812  Advanced Energy Industries, Inc. (d)                         53,542
Devices - 1.0%                                  12,967  Artesyn Technologies, Inc. (d)                              112,813
                                                16,741  Asyst Technologies Inc. (d)                                  74,665
                                                   900  Badger Meter, Inc.                                           37,170
                                                 7,594  C&D Technologies, Inc.                                       69,789
                                                 5,631  CUNO, Inc. (d)                                              402,279
                                                14,200  Crane Co.                                                   373,460
                                                 4,066  ESCO Technologies, Inc. (d)                                 409,853
                                                 4,200  Flanders Corp. (d)                                           37,800
                                                16,600  Flowserve Corp. (d)                                         502,316
                                                 1,875  The Gorman-Rupp Co.                                          40,144
                                                 7,926  Mine Safety Appliances Co.                                  366,181
                                                10,482  Paxar Corp. (d)                                             186,056
                                                 3,312  Robbins & Myers, Inc.                                        71,241
                                                 2,000  Sun Hydraulics, Inc.                                         72,780
                                                 8,727  Veeco Instruments, Inc. (d)                                 142,076
                                                 5,696  Vicor Corp.                                                  77,466
                                                 9,200  Viisage Technology, Inc. (d)                                 41,216
                                                 7,636  Watts Water Technologies, Inc. Class A                      255,730
                                                 6,317  X-Rite, Inc.                                                 72,709
                                                                                                          -----------------
                                                                                                                  3,399,286
---------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                          11,800  American Equity Investment Life Holding Co.                 140,184
                                                 6,700  Ceres Group, Inc. (d)                                        40,736
                                                 8,008  Citizens, Inc. (b)(d)                                        48,849
                                                 8,370  Delphi Financial Group Class A                              369,535
                                                 2,680  Great American Financial Resources, Inc.                     53,091
                                                 1,142  Kansas City Life Insurance Company                           53,251
                                                   662  National Western Life Insurance Co. Class A (d)             128,355
                                                28,500  The Phoenix Cos., Inc.                                      339,150
                                                 6,093  Presidential Life Corp.                                     104,251
                                                 8,800  Universal American Financial Corp. (d)                      199,056
                                                                                                          -----------------
                                                                                                                  1,476,458
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                     9,740  Alfa Corp.                                        $         143,373
                                                 3,186  CNA Surety Corp. (d)                                         47,312
                                                 7,009  Crawford & Co. Class B                                       52,007
                                                   300  EMC Insurance Group, Inc.                                     5,424
                                                 3,425  FBL Financial Group, Inc. Class A                            94,564
                                                 6,400  HealthExtras, Inc. (d)                                      128,448
                                                 9,206  Hilb Rogal & Hobbs Co.                                      316,686
                                                14,868  Horace Mann Educators Corp.                                 279,816
                                                 1,340  Independence Holding Co.                                     23,651
                                                 3,400  KMG America Corp (d)                                         33,796
                                                 2,397  Pico Holdings, Inc. (d)                                      71,335
                                                11,839  UICI                                                        352,447
                                                 4,237  Zenith National Insurance Corp.                             287,523
                                                                                                          -----------------
                                                                                                                  1,836,382
---------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.2%              8,700  21st Century Insurance Group                                129,108
                                                 4,650  Affirmative Insurance Holdings, Inc.                         73,702
                                                 3,271  American Physicians Capital, Inc. (d)                       121,518
                                                 9,066  Argonaut Group, Inc. (d)                                    209,334
                                                 3,732  Baldwin & Lyons, Inc. Class B                                89,941
                                                 3,400  Bristol West Holdings, Inc.                                  62,220
                                                15,030  Danielson Holdings Corp. (d)                                182,915
                                                 6,300  Direct General Corp.                                        117,243
                                                 2,533  Donegal Group, Inc. Class A                                  50,559
                                                 2,800  FPIC Insurance Group, Inc. (d)                               82,124
                                                 3,700  First Acceptance Corp. (d)                                   35,002
                                                18,100  Fremont General Corp.                                       440,373
                                                 5,662  Harleysville Group, Inc.                                    118,279
                                                 6,200  Infinity Property & Casualty Corp.                          216,256
                                                 2,058  The Midland Company                                          72,421
                                                 2,600  Navigators Group, Inc. (d)                                   89,882
                                                 2,000  Odyssey Re Holdings Corp.                                    49,360
                                                19,115  Ohio Casualty Corp.                                         462,201
                                                 9,506  PMA Capital Corp. Class A (d)                                83,938
                                                 8,423  ProAssurance Corp. (d)                                      351,744
                                                 6,454  RLI Corp.                                                   287,848
                                                 3,000  Safety Insurance Group, Inc.                                101,280
                                                 9,254  Selective Insurance Group                                   458,536
                                                 3,312  State Auto Financial Corp.                                  102,804
                                                 2,900  Tower Group, Inc.                                            45,327
                                                 5,500  United Fire & Casualty Co.                                  244,310
                                                                                                          -----------------
                                                                                                                  4,278,225
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%          18,700  Apollo Investment Corp.                                     344,641
                                                 5,100  Ares Capital Corp.                                           90,933
                                                 7,100  Calamos Asset Management, Inc. Class A                      193,404
                                                   500  Capital Southwest Corp.                                      44,835
                                                 1,500  Cohen & Steers, Inc.                                         30,915
                                                 1,696  Gabelli Asset Management, Inc. Class A                       74,946
                                                16,400  MCG Capital Corp.                                           280,112


Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 2,900  NGP Capital Resources Co.                         $          43,297
                                                10,600  National Financial Partners Corp.                           414,884
                                                 1,600  Technology Investment Capital Corp.                          23,680
                                                20,900  Waddell & Reed Financial, Inc. Class A                      386,650
                                                                                                          -----------------
                                                                                                                  1,928,297
---------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.2%              4,620  Charles & Colvard Ltd.                                      113,421
                                                15,600  Fossil, Inc. (d)                                            354,120
                                                 4,600  Movado Group, Inc.                                           86,848
                                                                                                          -----------------
                                                                                                                    554,389
---------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                             22,600  Callaway Golf Co.                                           348,718
                                                 1,400  Escalade, Inc.                                               19,362
                                                 6,600  Great Wolf Resorts, Inc. (d)                                134,904
                                                12,100  K2, Inc. (d)                                                153,428
                                                 6,000  Life Time Fitness, Inc. (d)                                 196,860
                                                 7,300  Majesco Entertainment Co. (d)                                47,742
                                                26,900  Six Flags, Inc. (d)                                         125,085
                                                 2,100  Steinway Musical Instruments (d)                             61,656
                                                 6,678  Sturm Ruger & Co., Inc.                                      55,895
                                                 7,856  Vail Resorts, Inc. (d)                                      220,754
                                                 5,500  West Marine, Inc. (d)                                        99,330
                                                                                                          -----------------
                                                                                                                  1,463,734
---------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                            10,992  Lincoln Electric Holdings, Inc.                             364,385
---------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                   8,960  Applied Industrial Technologies, Inc.                       289,318
---------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                  25,200  AGCO Corp. (d)                                              481,824
                                                   400  Alamo Group, Inc.                                             7,468
                                                 2,800  Gehl Co. (d)                                                109,032
                                                 3,813  Lindsay Manufacturing Co.                                    89,911
                                                                                                          -----------------
                                                                                                                    688,235
---------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.3%        2,600  ASV, Inc. (d)                                               105,404
                                                 4,517  Astec Industries, Inc. (d)                                  104,749
                                                 9,211  Manitowoc Co.                                               377,835
                                                 1,387  NACCO Industries, Inc. Class A                              148,714
                                                10,324  Stewart & Stevenson Services                                233,942
                                                                                                          -----------------
                                                                                                                    970,644
---------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                       14,400  Briggs & Stratton Corp.                                     498,528
---------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%           8,200  Actuant Corp. Class A (d)                                   393,108
                                                 6,300  EnPro Industries, Inc. (d)                                  181,881
                                                 7,557  Gardner Denver, Inc. (d)                                    265,100
                                                 3,370  Kadant, Inc. (d)                                             73,904
                                                11,403  Kennametal, Inc.                                            522,828
                                                 1,500  Middleby Corp. (d)                                           79,290
                                                 8,310  Nordson Corp.                                               284,867
                                                 6,028  Tecumseh Products Co. Class A                               165,408
                                                 2,637  Tennant Co.                                                  93,376
                                                 3,799  Thomas Industries, Inc.                                     151,808
                                                 2,993  Woodward Governor Co.                                       251,502
                                                                                                          -----------------
                                                                                                                  2,463,072
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                  3,868  CARBO Ceramics, Inc.                              $         305,417
Services - 1.3%                                 12,337  Cal Dive International, Inc. (d)                            646,089
                                                 1,688  Dril-Quip, Inc. (d)                                          48,969
                                                28,100  Global Industries Ltd. (d)                                  238,850
                                                 3,717  Gulf Island Fabrication, Inc.                                73,894
                                                23,200  Hanover Compressor Co. (d)                                  267,032
                                                 3,000  Hornbeck Offshore Services, Inc. (d)                         81,270
                                                 5,649  Hydril (d)                                                  307,023
                                                20,146  Input/Output, Inc. (b)(d)                                   126,517
                                                 4,200  Lufkin Industries, Inc.                                     151,116
                                                27,020  Newpark Resources (d)                                       202,650
                                                 8,404  Oceaneering International, Inc. (d)                         324,815
                                                10,700  Oil States International, Inc. (d)                          269,319
                                                30,281  Parker Drilling Co. (d)                                     212,270
                                                 4,800  RPC, Inc.                                                    81,216
                                                 5,508  SEACOR Holdings, Inc. (d)                                   354,164
                                                21,305  Superior Energy Services (d)                                379,229
                                                 4,726  Universal Compression Holdings, Inc. (d)                    171,270
                                                 9,457  W-H Energy Services, Inc. (d)                               235,763
                                                                                                          -----------------
                                                                                                                  4,476,873
---------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.5%                      5,100  Applied Films Corp. (d)                                     130,560
                                                 5,400  Bucyrus International, Inc.                                 205,092
                                                 3,700  Cascade Corp.                                               160,025
                                                12,387  Engineered Support Systems, Inc.                            443,826
                                                 9,561  Helix Technology Corp.                                      126,970
                                                16,398  JLG Industries, Inc.                                        450,617
                                                 4,941  Semitool, Inc. (d)                                           47,137
                                                 4,900  TurboChef Technologies, Inc. (d)                             87,808
                                                                                                          -----------------
                                                                                                                  1,652,035
---------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                     22,627  Champion Enterprises, Inc. (d)                              224,912
                                                 4,205  Palm Harbor Homes, Inc. (b)(d)                               79,180
                                                 1,501  Skyline Corp.                                                59,935
                                                                                                          -----------------
                                                                                                                    364,027
---------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                            16,759  Federal Signal Corp.                                        261,440
                                                 3,931  Standex International Corp.                                 111,680
                                                                                                          -----------------
                                                                                                                    373,120
---------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                   4,700  Abaxis, Inc. (d)                                             51,136
Supplies - 2.9%                                  3,800  Abiomed, Inc. (d)                                            32,490
                                                 5,550  Advanced Neuromodulation Systems, Inc. (d)                  220,224
                                                16,200  Align Technology, Inc. (d)                                  119,394
                                                20,700  American Medical Systems Holdings, Inc. (d)                 427,455
                                                 2,900  Animas Corp. (d)                                             58,435
                                                 5,808  Arrow International, Inc.                                   185,275
                                                 5,200  Bio-Rad Laboratories, Inc. Class A (d)                      307,892
                                                 5,549  Biosite, Inc. (d)                                           305,140
                                                 1,800  Cantel Medical Corp. (d)                                     29,448
                                                13,300  Cepheid, Inc. (d)                                            97,622
                                                 9,228  Conmed Corp. (d)                                            283,946
                                                 2,500  Conor Medsystems, Inc. (d)                                   38,375
                                                 5,969  Cyberonics, Inc. (d)                                        258,995

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 5,500  DJ Orthopedics, Inc. (d)                          $         150,865
                                                   100  DexCom, Inc. (d)                                              1,249
                                                 6,800  Diagnostic Products Corp.                                   321,844
                                                 8,400  Encore Medical Corp. (d)                                     46,620
                                                 4,900  Foxhollow Technologies, Inc. (d)                            187,523
                                                 4,800  I-Flow Corp. (d)                                             79,872
                                                 4,150  ICU Medical, Inc. (d)                                       133,506
                                                 6,000  IRIS International, Inc. (d)                                106,800
                                                13,562  Immucor, Inc. (d)                                           392,620
                                                 9,122  Invacare Corp.                                              404,652
                                                 4,240  Inverness Medical Innovations, Inc. (d)                     115,752
                                                 7,700  Kyphon, Inc. (d)                                            267,883
                                                 2,678  Landauer, Inc.                                              139,015
                                                 6,100  Laserscope (d)                                              252,784
                                                10,200  Lifecell Corp. (d)                                          161,262
                                                10,544  Mentor Corp.                                                437,365
                                                 2,000  Meridian Bioscience, Inc.                                    37,900
                                                 7,810  Merit Medical Systems, Inc. (d)                             120,352
                                                 6,437  Molecular Devices Corp. (d)                                 139,232
                                                 6,200  NuVasive, Inc. (d)                                          103,044
                                                15,459  OraSure Technologies, Inc. (d)                              154,435
                                                12,598  Owens & Minor, Inc.                                         407,545
                                                22,073  PSS World Medical, Inc. (d)                                 274,809
                                                 6,000  Palomar Medical Technologies, Inc. (d)                      143,520
                                                 8,614  PolyMedica Corp.                                            307,175
                                                 4,615  SonoSite, Inc. (d)                                          143,250
                                                 1,000  Stereotaxis, Inc. (d)                                         8,030
                                                20,500  Steris Corp.                                                528,285
                                                 5,183  SurModics, Inc. (d)                                         224,787
                                                12,000  Sybron Dental Specialties, Inc. (d)                         451,440
                                                 2,500  Symmetry Medical, Inc. (d)                                   58,850
                                                10,700  ThermoGenesis Corp. (d)                                      46,224
                                                14,447  Thoratec Corp. (d)                                          221,617
                                                 9,160  Ventana Medical Systems (d)                                 368,507
                                                 9,300  Viasys Healthcare, Inc. (d)                                 210,087
                                                 1,624  Vital Signs, Inc.                                            70,352
                                                 8,676  West Pharmaceutical Services, Inc.                          243,362
                                                 7,800  Wright Medical Group, Inc. (d)                              208,260
                                                   600  Young Innovations, Inc.                                      22,398
                                                                                                          -----------------
                                                                                                                 10,108,900
---------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                          4,400  America Service Group, Inc. (d)                              69,740
                                                 9,100  Magellan Health Services, Inc. (d)                          321,321
                                                 8,471  Option Care, Inc.                                           119,441
                                                 9,197  Parexel International Corp. (d)                             182,560
                                                 6,095  RehabCare Group, Inc. (d)                                   162,919
                                                 5,100  US Physical Therapy, Inc. (d)                                97,818
                                                                                                          -----------------
                                                                                                                    953,799
---------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                         3,500  CIRCOR International, Inc.                                   86,345
                                                18,556  Commercial Metals Co.                                       442,004
                                                 1,300  Dynamic Materials Corp.                                      50,115

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 4,750  Encore Wire Corp. (d)                             $          55,052
                                                 9,426  Kaydon Corp.                                                262,514
                                                 9,358  Lone Star Technologies (d)                                  425,789
                                                13,763  Maverick Tube Corp. (d)                                     410,137
                                                 7,000  Metals USA, Inc. (d)                                        133,140
                                                 5,565  NN, Inc.                                                     70,564
                                                 5,955  NS Group, Inc. (d)                                          193,597
                                                 8,207  Quanex Corp.                                                435,053
                                                 6,613  RTI International Metals, Inc. (d)                          207,714
                                                 8,547  Reliance Steel & Aluminum Co.                               316,837
                                                 2,000  Roanoke Electric Steel Corp.                                 33,040
                                                 8,993  Ryerson Tull, Inc.                                          128,330
                                                22,000  The Shaw Group, Inc. (d)                                    473,220
                                                 3,500  Superior Essex, Inc. (d)                                     61,985
                                                 4,158  Valmont Industries, Inc.                                    107,276
                                                                                                          -----------------
                                                                                                                  3,892,712
---------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.4%           1,600  AM Castle & Co. (d)                                          24,736
                                                 6,473  AMCOL International Corp.                                   121,628
                                                 5,511  Brush Engineered Materials, Inc. (d)                         78,587
                                                 6,518  Cleveland-Cliffs, Inc.                                      376,480
                                                 4,500  Compass Minerals International, Inc.                        105,300
                                                30,244  GrafTech International Ltd. (d)                             130,049
                                                39,200  Hecla Mining Co. (d)                                        178,752
                                                 6,353  Minerals Technologies, Inc.                                 391,345
                                                12,064  Stillwater Mining Co. (d)                                    89,515
                                                 1,300  Titanium Metals Corp. (d)                                    73,827
                                                                                                          -----------------
                                                                                                                  1,570,219
---------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.2%        22,478  Corn Products International, Inc.                           534,077
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.1%                12,500  NeighborCare, Inc. (d)                                      414,625
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                        7,350  Ceradyne, Inc. (d)                                          176,914
Commodities - 0.2%                               9,779  Symyx Technologies (d)                                      273,616
                                                 6,289  WD-40 Co.                                                   175,652
                                                                                                          -----------------
                                                                                                                    626,182
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                        8,838  Insituform Technologies, Inc. Class A (d)                   141,673
Processing - 0.3%                                7,800  Metal Management, Inc.                                      150,930
                                                 5,455  Rogers Corp. (d)                                            221,200
                                                25,759  USEC, Inc.                                                  377,112
                                                 1,400  Xerium Technologies, Inc. (d)                                16,590
                                                                                                          -----------------
                                                                                                                    907,505
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%          15,400  BE Aerospace, Inc. (d)                                      240,702
                                                 7,100  Blount International, Inc. (d)                              118,499
                                                                                                          -----------------
                                                                                                                    359,201
---------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                   16,071  GenCorp, Inc. (d)                                           309,527
                                                 7,294  Kaman Corp. Class A                                         131,584
                                                 8,199  Lancaster Colony Corp.                                      351,901
                                                 4,700  Raven Industries, Inc.                                      110,074
                                                 1,465  Sequa Corp. Class A (d)                                      96,939
                                                12,050  Trinity Industries, Inc.                                    385,962
                                                   300  United Capital Corp. (d)                                      7,785
                                                11,402  Walter Industries, Inc.                                     458,360
                                                                                                          -----------------
                                                                                                                  1,852,132
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                      1,000  General Binding Corp. (d)                         $          21,920
Equipment - 0.1%                                 5,124  Imagistics International, Inc. (d)                          143,472
                                                 7,174  Kimball International, Inc. Class B                          94,697
                                                 3,300  Knoll, Inc.                                                  56,463
                                                10,640  Presstek, Inc. (d)                                          120,445
                                                                                                          -----------------
                                                                                                                    436,997
---------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                         3,827  Atwood Oceanics, Inc. (d)                                   235,590
                                                 1,900  Bois d'Arc Energy, Inc. (d)                                  28,025
                                                                                                          -----------------
                                                                                                                    263,615
---------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.7%                      4,500  ATP Oil & Gas Corp. (d)                                     105,300
                                                 1,500  Atlas America, Inc. (b)(d)                                   55,785
                                                 4,901  Berry Petroleum Co. Class A                                 259,165
                                                 3,900  Bill Barrett Corp. (d)                                      115,362
                                                 7,600  Brigham Exploration Co. (d)                                  69,388
                                                15,711  Cabot Oil & Gas Corp. Class A                               545,172
                                                 5,300  Callon Petroleum Co. (d)                                     78,334
                                                 7,000  Carrizo Oil & Gas, Inc. (d)                                 119,420
                                                14,300  Cheniere Energy, Inc. (d)                                   444,730
                                                24,093  Cimarex Energy Co. (b)(d)                                   937,459
                                                 1,700  Clayton Williams Energy, Inc. (d)                            50,983
                                                10,957  Comstock Resources, Inc. (d)                                277,103
                                                 7,100  Edge Petroleum Corp. (d)                                    110,902
                                                 9,000  Encore Acquisition Co. (d)                                  369,000
                                                11,000  Endeavour International Corp. (d)                            39,930
                                                 8,700  Energy Partners Ltd. (d)                                    228,027
                                                12,400  FX Energy, Inc. (b)(d)                                      136,772
                                                17,430  Frontier Oil Corp.                                          511,570
                                                13,500  Gasco Energy, Inc. (d)                                       49,950
                                                 4,300  Goodrich Petroleum Corp. (d)                                 88,494
                                                57,143  Grey Wolf, Inc. (d)                                         423,430
                                                13,800  Harvest Natural Resources, Inc. (d)                         150,834
                                                 7,883  Houston Exploration Co. (d)                                 418,193
                                                 7,400  McMoRan Exploration Co. (b)(d)                              144,374
                                                25,911  Meridian Resource Corp. (d)                                 123,855
                                                12,000  Parallel Petroleum Corp. (d)                                106,200
                                                 9,800  PetroHawk Energy Corp. (d)                                  105,840
                                                 6,000  Petroleum Development Corp. (d)                             191,100
                                                15,600  Petroquest Energy, Inc. (d)                                 102,492
                                                 4,000  Pioneer Drilling Co. (d)                                     61,040
                                                 7,220  Remington Oil & Gas Corp. (d)                               257,754
                                                 4,549  Resource America, Inc. Class A                              175,273
                                                 6,987  Spinnaker Exploration Co. (d)                               247,969
                                                18,352  St. Mary Land & Exploration Co.                             531,841
                                                 7,878  Stone Energy Corp. (d)                                      385,234
                                                 8,917  Swift Energy Co. (d)                                        319,407
                                                15,600  Todco Class A (d)                                           400,452
                                                 5,100  Toreador Resources Corp. (d)                                123,879
                                                 5,100  Tri-Valley Corp. (d)                                         71,043
                                                 3,800  W&T Offshore, Inc.                                           91,466
                                                 5,400  Warren Resources, Inc. (d)                                   56,430
                                                 8,100  Whiting Petroleum Corp. (d)                                 294,111
                                                                                                          -----------------
                                                                                                                  9,375,063
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                 11,100  Delta Petroleum Corp. (d)                         $         156,066
                                                 4,800  Giant Industries, Inc. (d)                                  172,800
                                                15,200  KCS Energy, Inc. (d)                                        264,024
                                                12,500  Mission Resources Corp. (d)                                 100,875
                                                 1,400  Tipperary Corp. (d)                                           8,750
                                                                                                          -----------------
                                                                                                                    702,515
---------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                        13,676  Ferro Corp.                                                 271,605
                                                 9,540  H.B. Fuller Company                                         324,932
                                                 1,793  Kronos Worldwide, Inc.                                       54,131
                                                                                                          -----------------
                                                                                                                    650,668
---------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                     8,026  Albany International Corp. Class A                          257,715
                                                15,700  Bowater, Inc.                                               508,209
                                                 7,398  Buckeye Technologies, Inc. (d)                               58,962
                                                10,974  Caraustar Industries, Inc. (d)                              115,227
                                                 5,092  Chesapeake Corp.                                            106,626
                                                10,201  Glatfelter                                                  126,492
                                                 5,000  Mercer International, Inc.-Sbi (d)                           36,450
                                                 3,300  Neenah Paper, Inc.                                          102,201
                                                 7,580  Rock-Tenn Co. Class A                                        95,887
                                                14,642  Wausau Paper Corp.                                          175,411
                                                                                                          -----------------
                                                                                                                  1,583,180
---------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                  8,054  Spartech Corp.                                              143,361
---------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                5,500  American Ecology Corp.                                       98,450
Services - 0.2%                                 16,300  Darling International, Inc. (d)                              61,125
                                                 4,100  Duratek, Inc. (d)                                            95,038
                                                13,146  Headwaters, Inc. (d)                                        451,959
                                                                                                          -----------------
                                                                                                                    706,572
---------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%              8,151  Regal-Beloit Corp.                                          237,683
---------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%              10,882  Bowne & Co., Inc.                                           157,354
                                                12,300  Cenveo, Inc. (d)                                             92,988
                                                 2,400  Schawk, Inc.                                                 60,000
                                                 4,400  TRM Corp. (d)                                                74,008
                                                                                                          -----------------
                                                                                                                    384,350
---------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.3%           4,000  ADE Corp. (d)                                               112,200
                                                10,857  ATMI, Inc. (d)                                              314,962
                                                 5,400  August Technology Corp. (d)                                  62,910
                                                31,300  Axcelis Technologies, Inc. (d)                              214,718
                                                14,688  Brooks Automation, Inc. (d)                                 218,117
                                                13,656  Cognex Corp.                                                357,651
                                                25,868  Credence Systems Corp. (d)                                  234,105
                                                10,700  Cymer, Inc. (d)                                             281,945
                                                 6,031  Dionex Corp. (d)                                            263,012
                                                10,061  Electro Scientific Industries, Inc. (d)                     179,891
                                                 6,800  Emcore Corp. (d)                                             28,084
                                                14,200  Entegris, Inc. (d)                                          140,580
                                                 7,490  Esterline Technologies Corp. (d)                            300,199
                                                 7,155  FEI Co. (d)                                                 163,206
                                                 4,300  Intevac, Inc. (d)                                            45,021
                                                18,356  Kulicke & Soffa Industries, Inc. (d)                        145,196
                                                18,403  LTX Corp. (d)                                                91,279

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 6,800  MTS Systems Corp.                                 $         228,344
                                                11,099  Mattson Technology, Inc. (d)                                 79,469
                                                12,600  Mykrolis Corp. (d)                                          179,046
                                                 6,062  Photon Dynamics, Inc. (d)                                   124,938
                                                 9,879  Photronics, Inc. (d)                                        230,576
                                                 4,500  Rofin-Sinar Technologies, Inc. (d)                          147,600
                                                 4,273  Rudolph Technologies, Inc. (d)                               61,232
                                                 6,990  Ultratech, Inc. (d)                                         127,917
                                                11,042  Varian Semiconductor Equipment
                                                        Associates,  Inc. (d)                                       408,554
                                                                                                          -----------------
                                                                                                                  4,740,752
---------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.6%                 8,194  Banta Corp.                                                 371,680
                                                 3,400  Consolidated Graphics, Inc. (d)                             138,618
                                                 1,950  Courier Corp.                                                74,899
                                                 7,382  Martha Stewart Living Omnimedia Class A (b)(d)              215,407
                                                 5,407  Playboy Enterprises, Inc. Class B (d)                        69,967
                                                44,200  Primedia, Inc. (d)                                          179,010
                                                31,100  The Reader's Digest Association, Inc. Class A               513,150
                                                 9,660  Scholastic Corp. (d)                                        372,393
                                                 3,100  Thomas Nelson, Inc.                                          67,456
                                                                                                          -----------------
                                                                                                                  2,002,580
---------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                   17,729  Hollinger International, Inc. Class A                       177,467
                                                 8,100  Journal Communications, Inc. Class A                        136,080
                                                12,233  Journal Register Co. (d)                                    214,200
                                                 5,900  Media General, Inc. Class A                                 382,084
                                                                                                          -----------------
                                                                                                                    909,831
---------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.7%                   1,633  Beasley Broadcasting Group, Inc. Class A (d)                 23,662
                                                10,100  Citadel Broadcasting Corp. (d)                              115,645
                                                 9,200  Cox Radio, Inc. Class A (d)                                 144,900
                                                14,900  Cumulus Media, Inc. Class A (d)                             175,522
                                                16,600  Emmis Communications Corp. Class A (b)(d)                   293,322
                                                 9,700  Entercom Communications Corp. (d)                           322,913
                                                 1,500  Fisher Communications, Inc. (d)                              70,935
                                                13,000  Gray Television, Inc.                                       156,780
                                                 5,054  Liberty Corp.                                               186,038
                                                10,500  Lin TV Corp. Class A (d)                                    145,845
                                                26,700  Radio One, Inc. Class D (d)                                 340,959
                                                10,171  Regent Communications, Inc. (d)                              59,704
                                                 5,033  Saga Communications, Inc. Class A (d)                        70,462
                                                 2,883  Salem Communications Corp. Class A (d)                       57,199
                                                16,464  Sinclair Broadcast Group, Inc. Class A                      149,493
                                                14,684  Spanish Broadcasting System Class A (d)                     146,693
                                                 2,800  WPT Enterprises, Inc. (d)                                    54,572
                                                 2,568  World Wrestling Entertainment, Inc.                          29,327
                                                                                                          -----------------
                                                                                                                  2,543,971
---------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                        4,100  Freightcar America, Inc. (d)                                 81,303
                                                 2,800  Greenbrier Cos., Inc.                                        75,880
                                                13,339  Westinghouse Air Brake Technologies Corp.                   286,522
                                                                                                          -----------------
                                                                                                                    443,705
---------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                 8,881  Florida East Coast Industries                     $         384,547
                                                 5,750  Genesee & Wyoming, Inc. Class A (d)                         156,457
                                                22,676  Kansas City Southern (d)                                    457,602
                                                10,302  RailAmerica, Inc. (d)                                       122,594
                                                                                                          -----------------
                                                                                                                  1,121,200
---------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                               1,500  Avatar Holdings, Inc. (b)(d)                                 75,405
                                                 5,000  Bluegreen Corp. (d)                                          87,050
                                                 1,400  California Coastal Communities, Inc. (d)                     48,118
                                                 1,700  Consolidated-Tomoka Land Co.                                146,200
                                                 7,500  Sunterra Corp. (b)(d)                                       121,575
                                                 1,975  Tarragon Corp. (d)                                           49,869
                                                 1,915  Tejon Ranch Co. (d)                                          98,565
                                                10,000  Trammell Crow Co. (d)                                       242,400
                                                 9,900  WCI Communities, Inc. (d)                                   317,097
                                                                                                          -----------------
                                                                                                                  1,186,279
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                    7,740  AMLI Residential Properties Trust                           241,952
(REIT) - 6.7%                                   12,300  Aames Investment Corp.                                      119,556
                                                10,301  Acadia Realty Trust                                         192,114
                                                 7,300  Affordable Residential Communities                           97,455
                                                 1,100  Agree Realty Corp.                                           33,275
                                                   567  Alexander's, Inc. (d)                                       141,041
                                                 6,256  Alexandria Real Estate Equities, Inc.                       459,503
                                                 5,450  American Campus Communities, Inc.                           123,606
                                                10,197  American Home Mortgage Investment Corp.                     356,487
                                                16,300  Anthracite Capital, Inc.                                    193,155
                                                14,300  Anworth Mortgage Asset Corp.                                140,712
                                                 2,600  Arbor Realty Trust, Inc.                                     74,620
                                                13,900  Ashford Hospitality Trust, Inc.                             150,120
                                                 5,899  Bedford Property Investors                                  135,795
                                                 3,800  Bimini Mortgage Management, Inc. Class A                     53,580
                                                 7,750  BioMed Realty Trust, Inc.                                   184,838
                                                 8,200  Boykin Lodging Co. (d)                                      109,880
                                                15,547  Brandywine Realty Trust                                     476,516
                                                 9,748  CRT Properties, Inc.                                        266,120
                                                12,650  Capital Automotive REIT                                     482,851
                                                10,400  Capital Lease Funding, Inc.                                 112,840
                                                 2,500  Capital Trust, Inc.                                          83,525
                                                 6,000  Cedar Shopping Centers, Inc.                                 88,500
                                                11,884  Colonial Properties Trust                                   522,896
                                                15,675  Commercial Net Lease Realty                                 320,867
                                                 8,700  Corporate Office Properties Trust                           256,215
                                                 3,300  Correctional Properties Trust                                93,390
                                                11,000  Cousins Properties, Inc.                                    325,380
                                                 3,100  Criimi MAE, Inc. (d)                                         67,735
                                                10,600  DiamondRock Hospitality Co.                                 119,780
                                                   400  Digital Realty Trust, Inc.                                    6,952
                                                17,100  ECC Capital Corp.                                           113,886
                                                 7,427  Eastgroup Properties                                        312,751
                                                 6,000  Education Realty Trust, Inc.                                109,800
                                                 8,480  Entertainment Properties Trust                              390,080
                                                16,140  Equity Inns, Inc.                                           214,662

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 6,194  Equity Lifestyle Properties, Inc.                 $         246,273
                                                 9,400  Equity One, Inc.                                            213,380
                                                 6,650  Extra Space Storage, Inc.                                    95,295
                                                15,570  FelCor Lodging Trust, Inc. (d)                              225,454
                                                14,600  Fieldstone Investment Corp.                                 210,240
                                                13,700  First Industrial Realty Trust, Inc.                         546,630
                                                 3,400  First Potomac Realty Trust                                   84,320
                                                 9,100  GMH Communities Trust                                       126,035
                                                 9,382  Gables Residential Trust                                    405,584
                                                 5,200  Getty Realty Corp.                                          144,040
                                                 9,639  Glenborough Realty Trust, Inc.                              198,467
                                                11,356  Glimcher Realty Trust                                       315,129
                                                10,100  Government Properties Trust, Inc.                            98,172
                                                 2,550  Gramercy Capital Corp.                                       62,373
                                                 7,800  Heritage Property Investment Trust                          273,156
                                                 9,800  Hersha Hospitality Trust                                     93,492
                                                 8,600  Highland Hospitality Corp.                                   89,870
                                                16,700  Highwoods Properties, Inc.                                  496,992
                                                10,220  Home Properties, Inc.                                       439,664
                                                13,000  HomeBanc Corp.                                              118,170
                                                23,100  IMPAC Mortgage Holdings, Inc.                               430,815
                                                17,900  Inland Real Estate Corp.                                    287,832
                                                12,792  Innkeepers USA Trust                                        191,112
                                                13,700  Investors Real Estate Trust                                 132,342
                                                 8,678  Kilroy Realty Corp.                                         412,118
                                                 3,500  Kite Realty Group Trust                                      52,500
                                                 4,700  LTC Properties, Inc.                                         97,290
                                                55,100  La Quinta Corp. (d)                                         514,083
                                                 9,020  LaSalle Hotel Properties                                    295,946
                                                14,642  Lexington Corporate Properties Trust                        355,947
                                                11,500  Luminent Mortgage Capital, Inc.                             124,085
                                                26,100  MFA Mortgage Investments, Inc.                              194,445
                                                 9,900  Maguire Properties, Inc.                                    280,566
                                                24,658  Meristar Hospitality Corp. (d)                              212,059
                                                 5,629  Mid-America Apartment Communities, Inc.                     255,669
                                                 6,929  National Health Investors, Inc.                             194,497
                                                   200  National Health Realty, Inc.                                  3,722
                                                21,359  Nationwide Health Properties, Inc.                          504,286
                                                12,400  Newcastle Investment Corp.                                  373,860
                                                 2,600  NorthStar Realty Finance Corp.                               27,274
                                                 8,400  Novastar Financial, Inc.                                    328,860
                                                15,600  Omega Healthcare Investors, Inc.                            200,616
                                                 4,000  One Liberty Properties, Inc.                                 82,840
                                                 5,200  Origen Financial, Inc.                                       38,480
                                                 4,308  PS Business Parks, Inc.                                     191,491
                                                 4,004  Parkway Properties, Inc.                                    200,240
                                                10,132  Pennsylvania Real Estate Investment Trust                   481,270
                                                12,886  Post Properties, Inc.                                       465,313
                                                13,250  Prentiss Properties Trust                                   482,830
                                                 8,800  RAIT Investment Trust                                       263,560
                                                 4,300  Ramco-Gershenson Properties                                 125,904
                                                 5,895  Redwood Trust, Inc.                                         304,182

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 4,122  Saul Centers, Inc.                                $         149,835
                                                14,600  Saxon Capital Inc.                                          249,222
                                                16,414  Senior Housing Properties Trust                             310,389
                                                 2,800  Sizeler Property Investors                                   36,960
                                                 4,604  Sovran Self Storage, Inc.                                   209,298
                                                20,300  Spirit Finance Corp.                                        238,525
                                                11,000  Strategic Hotel Capital, Inc.                               198,000
                                                 4,843  Sun Communities, Inc.                                       180,111
                                                 8,600  Sunstone Hotel Investors, Inc.                              208,636
                                                 9,622  Tanger Factory Outlet Centers, Inc.                         259,120
                                                15,208  Taubman Centers, Inc.                                       518,441
                                                 6,563  The Town & Country Trust                                    187,111
                                                17,300  Trustreet Properties, Inc.                                  287,353
                                                 8,400  U-Store-It Trust                                            160,020
                                                 4,527  Universal Health Realty Income Trust                        172,524
                                                 6,000  Urstadt Biddle Properties, Inc. Class A                     103,920
                                                12,565  Washington Real Estate Investment Trust                     392,028
                                                 7,055  Winston Hotels, Inc.                                         79,439
                                                                                                          -----------------
                                                                                                                 23,702,137
---------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%             5,543  Arctic Cat, Inc.                                            113,798
                                                 4,207  Coachmen Industries, Inc.                                    52,714
                                                17,299  Fleetwood Enterprises, Inc. (d)                             175,585
                                                 2,175  Marine Products Corp.                                        31,646
                                                 8,824  Monaco Coach Corp.                                          151,685
                                                11,484  Thor Industries, Inc.                                       360,942
                                                 8,990  Winnebago Industries                                        294,423
                                                                                                          -----------------
                                                                                                                  1,180,793
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                       3,753  Electro Rent Corp. (d)                                       54,569
Commercial - 0.3%                               13,200  GATX Corp.                                                  455,400
                                                   900  Interpool, Inc.                                              19,242
                                                 1,900  Marlin Business Services, Inc. (d)                           38,190
                                                 4,910  McGrath Rentcorp                                            116,367
                                                18,800  United Rentals, Inc. (d)                                    379,948
                                                                                                          -----------------
                                                                                                                  1,063,716
---------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                      11,593  Aaron Rents, Inc.                                           288,550
Consumer - 0.3%                                  2,500  Amerco, Inc. (d)                                            133,875
                                                 8,195  Dollar Thrifty Automotive Group (d)                         311,246
                                                 7,878  Rent-Way, Inc. (d)                                           77,520
                                                 8,658  WESCO International, Inc. (d)                               271,688
                                                                                                          -----------------
                                                                                                                  1,082,879
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%                               3,400  AFC Enterprises (d)                                          44,812
                                                 3,300  BJ's Restaurants, Inc. (d)                                   67,122
                                                12,180  Bob Evans Farms, Inc.                                       284,038
                                                 3,025  Buffalo Wild Wings, Inc. (d)                                 94,380
                                                11,450  CEC Entertainment, Inc. (d)                                 481,930
                                                16,300  CKE Restaurants, Inc.                                       226,896
                                                 7,100  California Pizza Kitchen, Inc. (d)                          193,617
                                                 3,400  Dave & Buster's, Inc. (d)                                    62,696
                                                22,600  Denny's Corp. (d)                                           112,322
                                                 7,950  Domino's Pizza, Inc.                                        176,967
                                                 6,048  Ihop Corp.                                                  262,423

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                11,818  Jack in the Box, Inc. (d)                         $         448,139
                                                16,200  Krispy Kreme Doughnuts, Inc. (b)(d)                         112,752
                                                 6,096  Landry's Restaurants, Inc.                                  183,429
                                                 5,354  Lone Star Steakhouse & Saloon                               162,815
                                                 9,200  Luby's, Inc. (d)                                            109,940
                                                   400  McCormick & Schmick's Seafood Restaurants,
                                                        Inc. (d)                                                      6,316
                                                 8,284  O'Charleys, Inc. (d)                                        146,295
                                                 7,408  PF Chang's China Bistro, Inc. (d)                           436,924
                                                 4,148  Papa John's International, Inc. (d)                         165,796
                                                10,577  Rare Hospitality International, Inc. (d)                    322,281
                                                 4,700  Red Robin Gourmet Burgers, Inc. (d)                         291,306
                                                17,900  Ruby Tuesday, Inc.                                          463,610
                                                15,000  Ryan's Restaurant Group, Inc. (d)                           210,150
                                                 7,028  The Steak n Shake Co. (d)                                   130,861
                                                 5,200  Texas Roadhouse, Inc. Class A (d)                           180,700
                                                11,550  Triarc Cos.                                                 171,633
                                                                                                          -----------------
                                                                                                                  5,550,150
---------------------------------------------------------------------------------------------------------------------------
Retail - 4.9%                                    1,700  1-800 Contacts, Inc. (d)                                     32,929
                                                11,224  1-800-FLOWERS.COM, Inc. Class A (d)                          79,017
                                                12,700  99 Cents Only Stores (d)                                    161,417
                                                 4,300  AC Moore Arts & Crafts, Inc. (d)                            135,923
                                                16,650  Aeropostale, Inc. (d)                                       559,440
                                                 2,650  America's Car Mart, Inc. (d)                                 59,651
                                                 2,600  Asbury Automotive Group, Inc. (d)                            40,066
                                                 5,600  Big 5 Sporting Goods Corp.                                  158,928
                                                31,700  Big Lots, Inc. (d)                                          419,708
                                                 2,500  Blair Corp.                                                  98,750
                                                54,300  Blockbuster, Inc. Class A                                   495,216
                                                 3,500  Blue Nile, Inc. (b)(d)                                      114,415
                                                 2,500  The Bon-Ton Stores, Inc.                                     48,375
                                                 6,650  Brookstone, Inc. (d)                                        125,552
                                                 5,979  Brown Shoe Co., Inc.                                        234,078
                                                 1,449  The Buckle, Inc.                                             64,249
                                                 4,000  Build-A-Bear Workshop, Inc. (d)                              93,800
                                                 5,492  Burlington Coat Factory Warehouse Corp.                     234,179
                                                13,534  CSK Auto Corp. (d)                                          225,747
                                                 7,600  Cabela's, Inc. Class A (d)                                  162,336
                                                 5,050  Cache, Inc. (d)                                              83,931
                                                 9,800  Casual Male Retail Group, Inc. (b)(d)                        71,638
                                                 9,596  The Cato Corp. Class A                                      198,147
                                                 5,400  Central Garden and Pet Co. (d)                              265,248
                                                 4,500  Charlotte Russe Holding, Inc. (d)                            56,070
                                                36,040  Charming Shoppes (d)                                        336,253
                                                 5,785  Childrens Place (d)                                         269,986
                                                12,128  Christopher & Banks Corp.                                   221,457
                                                10,845  Coldwater Creek, Inc. (d)                                   270,149
                                                   600  Conn's, Inc. (d)                                             14,682
                                                 7,676  Cost Plus, Inc. (d)                                         191,439
                                                   500  DEB Shops, Inc.                                              14,485
                                                 2,000  Design Within Reach, Inc. (d)                                36,200
                                                 8,045  Dress Barn, Inc. (d)                                        182,058
                                                15,800  Drugstore.Com (d)                                            65,886

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 3,931  Electronics Boutique Holdings Corp. (d)           $         249,579
                                                 4,000  FTD Group, Inc. (d)                                          45,400
                                                11,935  Fred's, Inc.                                                197,882
                                                 7,800  GSI Commerce, Inc. (d)                                      130,650
                                                13,600  GameStop Corp. Class B (d)                                  406,640
                                                    16  Gander Mountain Co. (d)                                         182
                                                 7,038  Genesco, Inc. (d)                                           261,039
                                                 7,800  Global Imaging Systems, Inc. (d)                            248,508
                                                 5,600  Goody's Family Clothing, Inc.                                41,300
                                                 5,532  Group 1 Automotive, Inc. (d)                                132,989
                                                 8,239  Guitar Center, Inc. (d)                                     480,910
                                                 9,458  Gymboree Corp. (d)                                          129,196
                                                14,181  Hot Topic, Inc. (d)                                         271,141
                                                 7,761  Handleman Co.                                               128,134
                                                 6,750  Hibbett Sporting Goods, Inc. (d)                            255,420
                                                16,197  Insight Enterprises, Inc. (d)                               326,876
                                                 6,862  The J. Jill Group, Inc. (d)                                  94,353
                                                 6,905  Jo-Ann Stores, Inc. (d)                                     182,223
                                                 3,887  Jos. A. Bank Clothiers, Inc. (b)(d)                         168,307
                                                 1,647  Lawson Products                                              63,937
                                                13,518  Linens 'N Things, Inc. (d)                                  319,836
                                                 4,600  Lithia Motors, Inc. Class A                                 132,710
                                                 3,000  MarineMax, Inc. (d)                                          93,750
                                                     1  Men's Wearhouse, Inc. (d)                                        17
                                                 2,600  New York & Co. (d)                                           54,756
                                                 3,700  Overstock.com, Inc. (b)(d)                                  131,720
                                                17,910  PEP Boys-Manny Moe & Jack                                   242,501
                                                21,400  Pacific Sunwear of California, Inc. (d)                     491,986
                                                 4,400  The Pantry, Inc. (d)                                        170,412
                                                 3,500  Party City Corp. (d)                                         42,000
                                                20,100  Payless Shoesource, Inc. (d)                                385,920
                                                16,300  Petco Animal Supplies, Inc. (d)                             477,916
                                                23,399  Pier 1 Imports, Inc.                                        332,032
                                                 7,516  Priceline.com, Inc. (b)(d)                                  175,348
                                                 9,900  Restoration Hardware, Inc. (d)                               80,982
                                                 3,200  Retail Ventures, Inc. (d)                                    43,648
                                                 8,300  Rush Enterprises Inc. Class A (d)                           110,722
                                                 3,547  Russ Berrie & Co., Inc.                                      45,437
                                                 7,054  School Specialty, Inc. (d)                                  328,011
                                                 5,000  Sharper Image Corp. (d)                                      63,650
                                                 9,098  ShopKo Stores, Inc. (d)                                     221,172
                                                 8,800  Sonic Automotive, Inc.                                      187,088
                                                 7,726  The Sports Authority, Inc. (d)                              245,687
                                                 6,200  Stage Stores, Inc. (d)                                      270,320
                                                 5,203  Stamps.com, Inc. (d)                                         97,556
                                                 6,824  Stein Mart, Inc.                                            150,128
                                                 5,800  Talbots, Inc.                                               188,326
                                                10,666  Too, Inc. (d)                                               249,264
                                                10,500  Tractor Supply Co. (d)                                      515,550
                                                 7,830  Trans World Entertainment (d)                                92,629
                                                 7,490  Tuesday Morning Corp.                                       236,085

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 6,831  United Auto Group, Inc.                           $         203,564
                                                12,980  United Natural Foods, Inc. (d)                              394,203
                                                 8,156  Valuevision Media, Inc. Class A (d)                          97,954
                                                 2,800  Wilsons The Leather Experts (d)                              18,592
                                                16,300  Zale Corp. (d)                                              516,547
                                                 1,800  Zumiez, Inc. (d)                                             52,470
                                                                                                          -----------------
                                                                                                                 17,096,560
---------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.3%                            6,837  Anchor Bancorp Wisconsin, Inc.                              206,888
                                                 9,550  BFC Financial Corp. (d)                                      81,461
                                                17,138  Bank Mutual Corp.                                           189,546
                                                15,142  BankAtlantic Bancorp, Inc. Class A                          286,941
                                                 9,173  Bankunited Financial Corp. Class A                          248,038
                                                 2,400  Berkshire Hills Bancorp, Inc.                                79,968
                                                 1,900  Beverly Hills Bancorp, Inc.                                  20,805
                                                18,487  Brookline Bancorp, Inc.                                     300,599
                                                   500  Charter Financial Corp.                                      17,470
                                                 4,275  Coastal Financial Corp.                                      62,458
                                                13,226  Commercial Capital Bancorp, Inc.                            221,006
                                                12,527  Commercial Federal Corp.                                    421,909
                                                10,349  Dime Community Bancshares                                   157,305
                                                 6,722  Fidelity Bankshares, Inc.                                   178,267
                                                   900  First Defiance Financial Corp.                               24,021
                                                 4,026  First Financial Holdings, Inc.                              120,418
                                                 3,240  First Indiana Corp.                                          96,131
                                                34,653  First Niagara Financial Group, Inc.                         505,241
                                                 3,000  First Place Financial Corp.                                  60,270
                                                 6,450  First Republic Bank                                         227,878
                                                 5,000  FirstFed Financial Corp. (d)                                298,050
                                                 8,550  Flagstar Bancorp, Inc.                                      161,851
                                                 5,175  Flushing Financial Corp.                                     95,220
                                                 3,078  Great Southern Bancorp, Inc.                                 96,311
                                                 7,017  Harbor Florida Bancshares, Inc.                             262,716
                                                 3,000  Horizon Financial Corp.                                      66,600
                                                 2,500  IBERIABANK Corp.                                            154,025
                                                 2,400  ITLA Capital Corp. (d)                                      129,360
                                                 8,100  KNBT Bancorp, Inc.                                          122,229
                                                 6,500  Kearny Financial Corp.                                       76,700
                                                 9,660  MAF Bancorp, Inc.                                           411,806
                                                   300  NASB Financial, Inc.                                         12,738
                                                17,911  Netbank, Inc.                                               166,931
                                                31,600  NewAlliance Bancshares, Inc.                                443,980
                                                 4,667  Northwest Bancorp, Inc.                                      99,220
                                                 2,696  OceanFirst Financial Corp.                                   60,687
                                                10,265  Ocwen Financial Corp. (d)                                    69,391
                                                 7,111  PFF Bancorp, Inc.                                           215,392
                                                11,428  Partners Trust Financial Group, Inc.                        122,051
                                                 2,700  Pennfed Financial Services, Inc.                             45,576
                                                 1,450  Provident Financial Holdings, Inc.                           40,760
                                                21,758  Provident Financial Services, Inc.                          382,288
                                                 4,100  Rockville Financial, Inc. (d)                                50,102
                                                 1,100  Sound Federal Bancorp, Inc.                                  17,776

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 7,969  Sterling Financial Corp. (d)                      $         298,041
                                                 6,900  TierOne Corp.                                               187,197
                                                 8,061  United Community Financial Corp.                             88,187
                                                29,233  W Holding Co., Inc.                                         298,761
                                                   400  Westfield Financial, Inc.                                     9,696
                                                                                                          -----------------
                                                                                                                  7,990,262
---------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%         12,835  Newport Corp. (d)                                           177,893
                                                10,335  Varian, Inc. (d)                                            390,560
                                                                                                          -----------------
                                                                                                                    568,453
---------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.6%           8,850  Archipelago Holdings, Inc. (b)(d)                           345,061
                                                 2,900  BKF Capital Group, Inc.                                     109,939
                                                13,745  CharterMac                                                  301,840
                                                 1,800  GFI Group, Inc. (d)                                          64,080
                                                13,500  Investment Technology Group, Inc. (d)                       283,770
                                                35,600  Knight Capital Group, Inc. Class A (d)                      271,272
                                                19,300  LaBranche & Co., Inc. (d)                                   121,590
                                                 8,700  MarketAxess Holdings, Inc. (d)                               98,310
                                                 8,161  NCO Group, Inc. (d)                                         176,522
                                                 6,200  optionsXpress Holdings, Inc.                                 94,240
                                                 4,804  SWS Group, Inc.                                              82,533
                                                   200  ZipRealty, Inc. (d)                                           2,568
                                                                                                          -----------------
                                                                                                                  1,951,725
---------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%                      3,963  4Kids Entertainment, Inc. (d)                                78,784
                                                12,070  ABM Industries, Inc.                                        235,365
                                                 5,305  AMN Healthcare Services, Inc. (d)                            79,734
                                                 6,761  Administaff, Inc.                                           160,641
                                                 5,300  The Advisory Board Co. (d)                                  258,322
                                                 2,500  Ambassadors Group, Inc.                                      92,975
                                                 3,000  Angelica Corp.                                               73,530
                                                12,500  Autobytel, Inc. (d)                                          60,375
                                                 3,801  CDI Corp.                                                    83,318
                                                 3,600  CRA International, Inc. (d)                                 193,860
                                                 5,778  Casella Waste Systems, Inc. (d)                              69,336
                                                 5,685  Central Parking Corp.                                        78,169
                                                18,253  Century Business Services, Inc. (d)                          73,925
                                                 7,472  Chemed Corp.                                                305,455
                                                 4,800  Clark, Inc.                                                  68,784
                                                 5,800  Cogent, Inc. (d)                                            165,590
                                                 7,692  Coinstar, Inc. (d)                                          174,531
                                                11,694  Corrections Corp. of America (d)                            458,989
                                                 5,550  CoStar Group, Inc. (d)                                      241,980
                                                 8,300  Cross Country Healthcare, Inc. (d)                          141,100
                                                 7,400  DiamondCluster International, Inc. Class A (d)               83,620
                                                 2,402  Exponent, Inc. (d)                                           68,649
                                                12,941  FTI Consulting, Inc. (d)                                    270,467
                                                 2,300  First Advantage Corp. Class A (d)                            53,613
                                                 3,881  Forrester Research, Inc. (d)                                 69,198
                                                 6,277  G&K Services, Inc. Class A                                  236,831
                                                 2,900  The Geo Group, Inc. (d)                                      72,645
                                                 7,000  Gevity HR, Inc.                                             140,210

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 2,000  Greg Manning Auctions, Inc. (b)(d)                $          23,900
                                                15,300  Harris Interactive, Inc. (d)                                 74,511
                                                 6,758  Heidrick & Struggles International, Inc. (d)                176,249
                                                 6,200  Hudson Highland Group, Inc. (d)                              96,658
                                                31,100  IKON Office Solutions, Inc.                                 295,761
                                                11,300  Jackson Hewitt Tax Service, Inc.                            267,132
                                                 5,768  Kelly Services, Inc. Class A                                165,196
                                                 6,800  Kforce, Inc. (d)                                             57,528
                                                10,868  Korn/Ferry International (d)                                192,907
                                                14,022  Labor Ready, Inc. (d)                                       326,853
                                                 5,404  MAXIMUS, Inc.                                               190,707
                                                31,105  MPS Group, Inc. (d)                                         293,009
                                                 5,742  Midas, Inc. (d)                                             132,066
                                                 2,900  Monro Muffler, Inc.                                          85,579
                                                15,123  Navigant Consulting, Inc. (d)                               267,072
                                                 4,811  Navigant International, Inc. (d)                             70,674
                                                 3,717  Netratings, Inc. (d)                                         50,551
                                                 5,200  Nutri/System, Inc. (d)                                       76,752
                                                14,364  PHH Corp. (d)                                               369,442
                                                 8,739  Pegasus Solutions, Inc. (d)                                  97,440
                                                 3,660  Pre-Paid Legal Services, Inc.                               163,419
                                                 1,600  The Providence Service Corp. (d)                             39,728
                                                12,500  Regis Corp.                                                 488,500
                                                14,232  Resources Connection, Inc. (d)                              330,609
                                                 9,402  Rollins, Inc.                                               188,416
                                                 4,700  Sirva, Inc. (d)                                              39,997
                                                12,100  Source Interlink Cos., Inc. (d)                             149,677
                                                21,029  Spherion Corp. (d)                                          138,791
                                                 4,740  Startek, Inc.                                                77,831
                                                12,289  TeleTech Holdings, Inc. (d)                                 100,155
                                                15,631  Tetra Tech, Inc. (d)                                        211,487
                                                   700  Travelzoo, Inc. (b)(d)                                       22,981
                                                 2,800  Unifirst Corp.                                              113,512
                                                 2,400  Vertrue, Inc. (d)                                            93,504
                                                 5,400  Viad Corp.                                                  153,036
                                                 1,759  Volt Information Sciences, Inc. (d)                          41,741
                                                14,918  Waste Connections, Inc. (d)                                 556,292
                                                13,300  Waste Services, Inc. (d)                                     51,072
                                                 9,825  Watson Wyatt & Co. Holdings                                 251,815
                                                14,113  Wireless Facilities, Inc. (d)                                89,335
                                                 6,800  World Fuel Services Corp.                                   159,188
                                                                                                          -----------------
                                                                                                                 10,861,069
---------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                  4,300  Gulfmark Offshore, Inc. (d)                                 117,433
                                                 7,030  Kirby Corp. (d)                                             317,053
                                                 2,500  Maritrans, Inc.                                              67,625
                                                 1,800  Seabulk International, Inc. (d)                              38,250
                                                                                                          -----------------
                                                                                                                    540,361
---------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                     4,000  Deckers Outdoor Corp. (b)(d)                                 98,400
                                                11,066  Finish Line Class A                                         209,369
                                                 6,996  K-Swiss, Inc. Class A                                       226,251

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 1,892  Kenneth Cole Productions, Inc. Class A            $          58,879
                                                 2,200  Shoe Carnival, Inc. (d)                                      47,872
                                                 6,655  Skechers U.S.A., Inc. Class A (d)                            94,900
                                                 3,912  Steven Madden Ltd. (d)                                       69,477
                                                12,935  Stride Rite Corp.                                           178,374
                                                   300  Weyco Group, Inc.                                             5,912
                                                18,808  Wolverine World Wide, Inc.                                  451,580
                                                                                                          -----------------
                                                                                                                  1,441,014
---------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                                    34,827  AK Steel Holding Corp. (d)                                  223,241
                                                 7,326  Carpenter Technology                                        379,487
                                                 7,234  Gibraltar Industries, Inc.                                  134,118
                                                10,400  Oregon Steel Mills, Inc. (d)                                178,984
                                                 7,650  Schnitzer Steel Industries, Inc. Class A                    181,305
                                                11,097  Steel Dynamics, Inc.                                        291,296
                                                 4,700  Steel Technologies, Inc.                                     79,430
                                                 2,100  Wheeling-Pittsburgh Corp. (d)                                32,298
                                                18,600  Worthington Industries                                      293,880
                                                                                                          -----------------
                                                                                                                  1,794,039
---------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                          9,918  Wellman, Inc.                                               101,064
---------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%              4,500  Applied Signal Technology, Inc.                              85,680
                                                25,400  Arris Group, Inc. (d)                                       221,234
                                                 6,885  Audiovox Corp. Class A (d)                                  106,717
                                                15,761  Belden CDT, Inc.                                            334,133
                                                14,834  C-COR, Inc. (d)                                             101,613
                                                17,000  Interdigital Communications Corp. (d)                       297,500
                                                 5,700  Mastec, Inc. (d)                                             50,160
                                                13,799  Plantronics, Inc.                                           501,732
                                                27,700  Polycom, Inc. (d)                                           413,007
                                                29,877  Powerwave Technologies, Inc. (b)(d)                         305,343
                                                   200  Preformed Line Products Co.                                   8,160
                                                23,700  SBA Communications Corp. Class A (d)                        319,950
                                                 6,380  Spectralink Corp.                                            67,118
                                                16,000  Symmetricom, Inc. (d)                                       165,920
                                                23,076  Terayon Corp. (d)                                            71,305
                                                                                                          -----------------
                                                                                                                  3,049,572
---------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                          7,400  DHB Industries, Inc. (d)                                     62,530
                                                 1,500  Dixie Group, Inc. (d)                                        26,415
                                                11,600  Innovo Group, Inc. (d)                                       24,592
                                                14,221  Interface, Inc. Class A (d)                                 114,479
                                                                                                          -----------------
                                                                                                                    228,016
---------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.5%            4,900  Carter's, Inc. (d)                                          286,062
                                                 2,100  Cherokee, Inc.                                               72,702
                                                 3,585  Guess?, Inc. (d)                                             59,439
                                                 4,900  Hartmarx Corp. (d)                                           49,343
                                                 8,482  Kellwood Co.                                                228,166
                                                 3,702  Oshkosh B'Gosh, Inc. Class A                                 96,215
                                                 4,142  Oxford Industries, Inc.                                     178,313
                                                 4,400  Perry Ellis International, Inc. (d)                         102,916

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 7,954  Phillips-Van Heusen                               $         260,016
                                                10,817  Russell Corp.                                               221,208
                                                12,900  The Warnaco Group, Inc. (d)                                 299,925
                                                                                                          -----------------
                                                                                                                  1,854,305
---------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.2%                            3,374  Bandag, Inc.                                                155,373
                                                19,200  Cooper Tire & Rubber Co.                                    356,544
                                                 2,000  Titan International, Inc.                                    27,960
                                                                                                          -----------------
                                                                                                                    539,877
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                  25,955  Alliance One International, Inc.                            155,990
                                                 5,720  Schweitzer-Mauduit International, Inc.                      178,064
                                                11,800  Star Scientific, Inc. (b)(d)                                 52,746
                                                 7,856  Universal Corp.                                             343,936
                                                 9,394  Vector Group Ltd.                                           174,447
                                                                                                          -----------------
                                                                                                                    905,183
---------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                      7,830  Jakks Pacific, Inc. (d)                                     150,414
                                                 7,800  Leapfrog Enterprises, Inc. (b)(d)                            88,140
                                                                                                          -----------------
                                                                                                                    238,554
---------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%              1,600  Dynamex, Inc. (d)                                            27,264
                                                 5,400  HUB Group, Inc. Class A (d)                                 135,270
                                                14,400  Odyssey Marine Exploration, Inc. (d)                         71,712
                                                10,400  Pacer International, Inc. (d)                               226,616
                                                 6,081  SCS Transportation, Inc. (d)                                108,242
                                                 4,900  US Xpress Enterprises, Inc. Class A (d)                      58,359
                                                                                                          -----------------
                                                                                                                    627,463
---------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                  6,441  Arkansas Best Corp.                                         204,888
                                                 4,900  Covenant Transport, Inc. Class A (d)                         64,680
                                                 9,432  Forward Air Corp.                                           266,643
                                                 2,000  Frozen Food Express Industries (d)                           22,640
                                                15,580  Heartland Express, Inc.                                     302,719
                                                11,175  Knight Transportation, Inc.                                 271,888
                                                 1,300  Marten Transport Ltd. (d)                                    27,287
                                                 5,050  Old Dominion Freight Line (d)                               135,492
                                                 7,800  Overnite Corp.                                              335,244
                                                 1,200  PAM Transportation Services (d)                              20,172
                                                 2,600  USA Truck, Inc. (d)                                          64,350
                                                 1,700  Universal Truckload Services, Inc. (d)                       28,713
                                                14,400  Werner Enterprises, Inc.                                    282,816
                                                                                                          -----------------
                                                                                                                  2,027,532
---------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%              18,500  Mediacom Communications Corp. Class A (d)                   127,095
---------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%                     6,866  Allete, Inc.                                                342,613
                                                16,275  Avista Corp.                                                302,552
                                                 9,800  Black Hills Corp.                                           361,130
                                                 5,089  CH Energy Group, Inc.                                       247,478
                                                 3,803  Central Vermont Public Service Corp.                         70,355
                                                15,367  Cleco Corp.                                                 331,466
                                                23,200  Duquesne Light Holdings, Inc.                               433,376
                                                16,008  El Paso Electric Co. (d)                                    327,364
                                                 9,268  The Empire District Electric Co.                            222,061
                                                12,800  Idacorp, Inc.                                               392,064

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 5,645  MGE Energy, Inc.                                  $         205,365
                                                 9,400  NorthWestern Corp.                                          296,288
                                                 8,486  Otter Tail Corp.                                            231,922
                                                36,477  Sierra Pacific Resources (b)(d)                             454,139
                                                 4,600  UIL Holdings Corp.                                          247,526
                                                10,383  Unisource Energy Corp.                                      319,277
                                                                                                          -----------------
                                                                                                                  4,784,976
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.9%               5,222  Cascade Natural Gas Corp.                                   107,051
                                                 2,700  EnergySouth, Inc.                                            74,817
                                                 6,348  The Laclede Group, Inc.                                     201,612
                                                 8,374  New Jersey Resources Corp.                                  404,046
                                                13,200  Nicor, Inc.                                                 543,444
                                                 8,299  Northwest Natural Gas Co.                                   317,354
                                                11,400  Peoples Energy Corp.                                        495,444
                                                 4,666  South Jersey Industries, Inc.                               285,186
                                                10,590  Southwest Gas Corp.                                         270,151
                                                14,900  WGL Holdings, Inc.                                          501,236
                                                                                                          -----------------
                                                                                                                  3,200,341
---------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                 13,731  Transmontaigne, Inc. (d)                                    144,176
---------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                 64,800  Aquila, Inc. (d)                                            233,928
---------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.2%             6,800  Alaska Communications Systems Group, Inc.                    67,388
                                                 5,655  CT Communications, Inc.                                      73,798
                                                 4,926  Centennial Communications Corp. (d)                          68,373
                                                73,600  Cincinnati Bell, Inc. (d)                                   316,480
                                                 7,233  Commonwealth Telephone Enterprises, Inc.                    303,135
                                                38,900  Dobson Communications Corp. Class A (b)(d)                  165,714
                                                 8,000  FairPoint Communications, Inc.                              129,200
                                                16,639  General Communication Class A (d)                           164,227
                                                12,500  GlobeTel Communications Corp. (d)                            34,875
                                                 5,392  Golden Telecom, Inc. (a)                                    165,427
                                                14,800  IDT Corp. Class B (d)                                       194,768
                                                 6,700  Intrado, Inc. (d)                                           100,232
                                                 8,600  Iowa Telecommunications Services, Inc.                      161,250
                                               217,100  Level 3 Communications, Inc. (d)                            440,713
                                                 4,421  North Pittsburgh Systems, Inc.                               86,475
                                                18,500  Premiere Global Services, Inc. (d)                          208,865
                                                14,389  Price Communications Corp. (d)                              248,930
                                                 5,800  RCN Corp. (d)                                               133,922
                                                 1,300  Shenandoah Telecom Co.                                       51,675
                                                 4,400  SureWest Communications                                     112,860
                                                10,233  Talk America Holdings, Inc. (d)                             102,432
                                                18,500  Time Warner Telecom, Inc. Class A (d)                       109,520
                                                35,300  US Unwired, Inc. Class A (d)                                204,034
                                                 8,020  USA Mobility, Inc. (d)                                      235,467
                                                25,600  Ubiquitel, Inc. (d)                                         208,896
                                                 8,800  Valor Communications Group, Inc.                            121,440
                                                                                                          -----------------
                                                                                                                  4,210,096
---------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                          4,985  American States Water Co.                                   146,409
                                                 5,196  California Water Service Group                              195,058
                                                 2,389  Connecticut Water Service, Inc.                              59,701

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                                 3,382  Middlesex Water Co.                               $          65,678
                                                 1,974  SJW Corp.                                                    92,798
                                                 8,532  Southwest Water Co.                                         100,934
                                                                                                          -----------------
                                                                                                                    660,578
---------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%           4,650  Central European Distribution Corp. (d)                     173,584
---------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                               6,400  Brightpoint, Inc. (d)                                       142,016
                                                 3,000  Earle M Jorgensen Co. (d)                                    24,150
                                                 3,500  LKQ Corp. (d)                                                95,025
                                                 8,400  Prestige Brands Holdings, Inc. (d)                          163,800
                                                 9,969  United Stationers, Inc. (d)                                 489,478
                                                                                                          -----------------
                                                                                                                    914,469
---------------------------------------------------------------------------------------------------------------------------
                                                        Total  Common Stocks
                                                        (Cost - $285,282,848) - 98.4%                           346,290,922
---------------------------------------------------------------------------------------------------------------------------

                                                        Mutual Funds
---------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%           4,900  Gladstone Capital Corp.                                     114,660
---------------------------------------------------------------------------------------------------------------------------
                                                        Total Mutual Funds (Cost - $104,653) - 0.0%                 114,660
---------------------------------------------------------------------------------------------------------------------------

                                                        Other Interests (c)
---------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                $       500  PetroCorp Inc. (Escrow Shares)                                    0
---------------------------------------------------------------------------------------------------------------------------
                                                        Total Other Interests (Cost - $0) - 0.0%                          0
---------------------------------------------------------------------------------------------------------------------------

                                            Beneficial
                                              Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------
                                           $ 5,908,632  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                        Series I (e)                                              5,908,632
                                             9,657,003  Merrill Lynch Liquidity Series, LLC Money Market
                                                        Series (e)(f)                                             9,657,003
---------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $15,565,635) - 4.4%                              15,565,635
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $300,953,136**) - 102.8%                                                              361,971,217

Liabilities in Excess of Other Assets - (2.8%)                                                                   (9,912,721)
                                                                                                          -----------------
Net Assets - 100.0%                                                                                       $     352,058,496
                                                                                                          =================

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $    304,527,759
                                                               ================
      Gross unrealized appreciation                            $     80,768,989
      Gross unrealized depreciation                                 (23,325,531)
                                                               ----------------
      Net unrealized appreciation                              $     57,443,458
                                                               ================

(a)   Depositary Receipts.
(b)   Security, or a portion of security, is on loan.
(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(d)   Non-income producing security.

Master Small Cap Index Series
Schedule of Investments as of June 30, 2005

(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity    Interest Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ (3,080,958)   $       123,857
      Merrill Lynch Liquidity Series, LLC Money Market Series   $ (1,995,385)   $        75,809
      -----------------------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of June 30, 2005 were as follows:

     ---------------------------------------------------------------------------
     Number of                                                       Unrealized
     Contracts        Issue         Expiration Date    Face Value   Appreciation
     ---------------------------------------------------------------------------
         17    Russell 2000 Index   September 2005    $ 5,427,948   $     38,402
     ---------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: August 19, 2005